As filed with the Securities and Exchange Commission on February 22, 2022

Registration Nos. 333-176870; 811-07772

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 146	☒

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193

(Address of Depositor’s Principal Executive Offices)

1-605-335-5700

(Depositor’s Telephone Number)

Brett Agnew

Vice President and Associate General Counsel

Midland National Life Insurance Company

Sammons Financial Group

8300 Mills Civic Parkway

West Des Moines, IA 50266

(Name and Address of Agent for Service)

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on April 29, 2022 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Prospectus

February 22, 2022

LiveWell Variable Annuity

AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

ISSUED THROUGH:

Midland National Life Separate Account C

BY

Midland National Life Insurance Company

This prospectus describes what you should know before purchasing the LiveWell Variable Annuity Contract (the “Contract”), an individual flexible premium deferred variable annuity contract issued by Midland National Life Insurance Company. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. The minimum initial premium for a Contract is $10,000.

Please read this prospectus carefully and keep it for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.investor.gov.

You may cancel your Contract within your ten (10) day Free Look period. We deem the Free Look period to expire 10 days after you have received your Contract. Some states and situations may require a longer Free Look period. Upon cancellation, you will receive either the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, your premiums minus any partial withdrawals.

Replacing an existing annuity with the Contract may not be of financial benefit to you. Your existing annuity may be subject to fees or penalties on surrender. Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK. THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

LiveWell Variable Annuity

LiveWell Variable Annuity

LiveWell Variable Annuity

LiveWell Variable Annuity

DEFINITIONS

For your convenience, below is a glossary of the special terms we use in this prospectus. These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the separate account before the maturity date.

Accumulation Value means the sum of the amounts you have in the investment option(s) of our separate account under your in force Contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from your Contract under one of the annuity payment options. An election to annuitize your Contract may be irrevocable. If you elect to annuitize your Contract, you will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Company (or we/us) means Midland National Life Insurance Company.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 9261, Des Moines, Iowa, 50306-9261 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 9261, Des Moines, Iowa, 50306-9261. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833. This should only be used for mail delivered via a courier.

Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in force. The amount of the death benefit will be determined as of the business day that our Customer Service Center receives the required documentation in good order.

Gain means the difference, if any, between your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as we determine in our discretion. Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. For more detailed information see “Administrative Procedures” on page 17.

LiveWell Variable Annuity

Gross Premium means (1) if you do not elect an Optional Value Endorsement, your premium payment(s) before any partial withdrawals; and (2) if you do elect an Optional Value Endorsement, this means your premium payments before any partial withdrawals and any surrender charges.

Investment Option means an option or division of our separate account which invests exclusively in one share class of one investment portfolio of a Trust or Fund. Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in your Contract, on which income payments will begin. The earliest possible maturity date is the first Contract anniversary at which time you may annuitize your full accumulation value. The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means (1) if you do not elect an Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if you do elect an Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and less applicable surrender charges on a pro-rata basis.

Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the owner will be the payee. The beneficiary is the payee of the proceeds at the death of the owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to us.

Remaining Premium means if you elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.

Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract. Our separate account is divided into subaccounts.

Subaccount means an option or division of our separate account which invests exclusively in one share class of one investment portfolio of a Trust or Fund. Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means (1) if you do not elect an Optional Value Endorsement, the separate account accumulation value on the date of surrender less the quarterly Contract maintenance fee and any state premium tax, if applicable; and (2) if you do elect an Optional Value Endorsement, this means the separate account accumulation value on the date of surrender less any applicable surrender charge, quarterly Contract maintenance fee and any state premium tax, if applicable. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day. Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to us, that is signed by the owner and received by us at our Customer Service Center in good order at P.O. Box 9261, Des Moines, Iowa 50306-9261 or via fax (866) 511-7038. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, Des Moines, Iowa 50266-3833.

LiveWell Variable Annuity

SUMMARY

KEY INFORMATION

Important Information You Should Consider About the Contract

	FEES AND EXPENSES	LOCATION IN THE PROSPECTUS
Charges for Early Withdrawals

Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge. If you elect the Optional 5-, 6- or 7-Year Value Endorsement on your application, you elect to add a 5-, 6- or 7-year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment). In exchange for a 5-, 6- or 7-year declining surrender charge for each premium payment, we will reduce the separate account annual expenses by 0.10% (5-year), 0.15% (6-year) or 0.20% (7-year) which is a percentage of the average daily accumulation value. This reduction will lower the total fees deducted from your separate account accumulation value. Electing this endorsement will benefit owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

If you withdraw more than the free withdrawal amount from your Contract during the surrender charge period you selected, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two Contract Years, declining to 0% over a 7-year surrender charge period. For example, if you make an early withdrawal within the first Contract Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.

Charges, Fees and Deductions – Optional Value Endorsement-Surrender Charges

Transaction Charges	You may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited
	delivery or wire transfer of funds.	Charges, Fees and Deductions – Transfer Charge
Ongoing Fees and Expense (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.	Summary – Fee Table –

Annual Fee	Min	Max
Base Contract[1]			Annual Expenses
Mortality and Expense Risk Charge	0.75%	0.75%
Asset Based Administration Charge	0.35%	0.35%
Contract Maintenance Fee[2]	0.00%	0.60%
Total	1.10%	1.70%
Investment Options[3] (Portfolio fees and expenses)	0.58%	2.62%	Annual Fund Expenses

[1]	As a percentage of accumulated value in each Investment Option.
[2]	Minimum assumes contract over $50,000 so no fee is assessed. Maximum assumes the maximum fee of $60 per year over the minimum contract issue size of $10,000.
[3]	As a percentage of average daily net assets of the Investment Option before any applicable waivers.

LiveWell Variable Annuity

Annual Fee	Min	Max
Optional benefits available for an additional charge
Return of Premium Death Benefit	0.25%	0.25%
Enhanced Death Benefit	0.55%	0.55%

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.		Additional Information about LiveWell Variable Annuity – Suitability of the Contract

LOWEST ANNUAL COST: $1,347	HIGHEST ANNUAL COST: $3,410

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of Contract charges and Fund fees and expenses

•   No optional death benefits

•   Selection of the 7-year Optional Value Endorsement

•   No additional purchase payments, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of the Contract charges, additional benefits, and Fund fees and expenses

•   No Optional Value Endorsement

•   No additional purchase payments, transfers or withdrawals

Summary – Fee Table – Example

RISKS

Risk of Loss	You can lose money by investing in this Contract.	Summary – Principal Risks of Investing in the Contract

Not a Short-Term Investment	The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.	Summary – Principal Risks of Investing in the Contract

Risks Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision.	Summary – Principal Risks of Investing in the Contract

Insurance Company Risks

Investing in the Contract is subject to the risks related to the

Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party.

There is no guarantee that we will be able to meet our

claims paying obligations; there are risks to purchasing any insurance product.

Additional Information – Midland National Life Insurance Company

LiveWell Variable Annuity

RESTRICTIONS

Investments

•   We do not currently charge a fee for transfers among investment options but reserve the right to impose a transfer fee of $15.

•   We reserve the right to add, remove or substitute investment options.

•   The Company also has policies and procedures that attempt to detect and deter frequent transfers.

Detailed Information About the Contract – Your Accumulation Value – Transfers of Accumulation Value; Transfer Limitations

Optional Benefits

•   Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

•   Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase.

•   We may modify or discontinue offering an optional benefit at any time.

Summary – Features of LiveWell Variable Annuity – Death Benefit

TAXES

Tax Implications

•   You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

•   There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA).

•   Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 59 1/2.

Federal Tax Status

CONFLICTS OF INTEREST

Investment Professional Compensation	Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.	Additional Information – Distribution of the Contracts

Exchanges	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.	Detailed Information about the Contact – Tax-Free “Section 1035” Exchanges

OVERVIEW OF THE CONTRACT

What is the Contract, and what is it designed to do?

The LiveWell Contract is an individual flexible premium deferred variable annuity contract intended to help you accumulate assets for retirement through the various investment options offered.

The Contract also offers death benefits to help protect your designated beneficiaries. Through the annuitization feature, the Contract can supplement your retirement income by providing a stream of income payments. Lastly, annuities provide you the option of electing from several types of annuity payments (settlement options), that can be guaranteed for a set timeframe or for your lifetime.

This Contract is intended for those who with a long investment time horizon. It may not be appropriate if you need to make early or frequent withdrawals, intend to engage in frequent trading in the investment options or plan to use this as a short-term investment.

What are the phases of the Contract?

The Contract has two phases, the accumulation phase and the income phase.

LiveWell Variable Annuity

During the accumulation phase, you may make one or more premium payments and can transfer the accumulation value between the various investment options which may be subject to some limitations. Additional information about the available investment options can be found in the “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”

The income phase begins when we begin making payments to you. If you elect to annuitize the Contract, all or part of your accumulation value is converted into guaranteed annuity payments.

What are the Contract’s primary features?

Investment Options: The Contract provides the opportunity for tax-deferred growth by allocating the accumulation value to a the investment options offered.

Tax Treatment: The premium payments you put into the Contract accumulate on a tax-deferred basis. This means earnings are not taxed until money is withdrawn from the Contract such as: (1) making a withdrawal from the Contract, (2) receiving systematic payments from the Contract or (3) at the time the death benefit is paid.

Dollar Cost Averaging: You may choose to have automatic periodic transfers made monthly, quarterly, semi-annual or annual of a predetermined dollar amount from the source account (any investment option) into one or more of the other investment options offered under the Contract. The dollar cost averaging program allows such investments to be made in installments over time. The DCA program is not available when there is an active portfolio rebalancing program on the Contract.

Portfolio Rebalancing: This allows you to have us automatically reset the percentage of the accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis. This can help you select a specific asset allocation and maintain it over time. The portfolio rebalancing program is not available when there is an active DCA program on the Contract.

Death Benefits: The Contract offers a basic death benefit for your beneficiaries, ensuring they receive the minimum of your accumulation value. There are also two optional death benefits you may elect, for an additional charge, that may increase the death benefit.

Annuity Payment Options: You may elect to convert all or some of your accumulation value into guaranteed annuity payments from us. The death benefit, if any, would then depend on the annuity payment option you select.

FEE TABLE

The following tables describe the fees and expenses for the Contract, that you will pay when purchasing, owning, making partial withdrawals and surrendering the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer accumulated value between investment options. State premium taxes are not currently deducted.

Transaction Expenses

Contract Owner Transaction Expenses without an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$15

LiveWell Variable Annuity

Contract Owner Transaction Expenses with an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	8.0%[3]
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$15

[1]	State premium tax is based on current resident state and varies by state. If applicable in your state, it is generally payable upon full surrender, death, maturity or annuitization.
[2]	Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.
[3]	See the table below.

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

The next table describes the fees and expenses that you will pay each year during the time that you own the

Contract (not including Portfolio fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below. You may only add an optional benefit at the time of application.

Annual Contract Expenses

Base Contract Maintenance Fee (Annual Rate)[1]	$40
[1]

This fee is collected on a quarterly basis ($10 per quarter) at the beginning of each Contract quarter, on or before the maturity date, and on full surrender. If your accumulation value or net premium is greater than $50,000 at the end of Contract quarter, at the time of full surrender or on the maturity date, then we will not charge a Contract maintenance fee.

Separate Account Annual Expenses (as a percentage of average accumulation value)
Mortality & Expense Risk Charge	0.75%
Asset Based Administration Charge	0.35%
Total Separate Account Annual Expenses - No Optional Value Endorsement	1.10%
5-Year Optional Value Endorsement (Annual Expense Reduction)	-.10%
Total Separate Account Annual Expenses with 5-Year Optional Value Endorsement	1.00%
6-Year Optional Value Endorsement (Annual Expense Reduction)	-.15%
Total Separate Account Annual Expenses with 6-Year Optional Value Endorsement	0.95%
7-Year Optional Value Endorsement (Annual Expense Reduction)	-.20%
Total Separate Account Annual Expenses with 7-Year Optional Value Endorsement	0.90%

LiveWell Variable Annuity

Optional Death Benefits
Return of Premium Death Benefit	0.25%
Enhanced Death Benefit	0.55%

Annual Fund Expenses

The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios corresponding to investment options available under the Contract, including their annual expenses, may be found at the back of this document in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”

	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (before reimbursements and/or fee waivers) as of 12/31/2021	0.58%	2. 62%
Expenses after reimbursements and/or fee waivers as of 12/31/2021	0. 58%	2. 38%[1]

1The Expenses after reimbursements and/or fee waivers as of 12/31/2021 line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce the Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.

Example

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, quarterly Contract maintenance fee based on the annualized fee, Separate Account annual expenses, and portfolio operating expenses.

The examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: This example assumes the highest charges that can be imposed once the Contract is issued (i.e., 1.65% separate account annual expenses and $40 annual contract maintenance fee), the Enhanced Death Benefit and the highest level of portfolio expenses (without waiver of fees or expenses), without the Optional Value Endorsement.

Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$4,325	$13,065	$21,925	$44,617

Example 2: This example assumes the highest charges that can be imposed once the Contract is issued (i.e., 1.55% separate account annual expenses and $40 annual contract maintenance fee) highest level of portfolio expenses (without waivers of fees or expenses), with the Optional 5-Year Value Endorsement and the Enhanced Death Benefit.

(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$10,527	$17,281	$24,170	$43,801

(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$4,227	$12,781	$21,470	$43,801

LiveWell Variable Annuity

Example 3: This example assumes the lowest level of portfolio expenses (without waivers of fees or expenses), with the Optional 7-Year Value Endorsement and Enhanced Death Benefit (i.e., 1.45% separate account annual expenses and $40 annual contract maintenance fee).

(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$9,301	$11,888	$14,736	$24,001

(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$2,101	$6,488	$11,136	$24,001

Example 4: This example assumes the lowest level of portfolio expenses (without waivers of fees or expenses), the return of premium death benefit, and without the Optional Value Endorsement (i.e., 1.35% separate account annual expenses and $40 annual contract maintenance fee).

Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,000	$6,184	$10,624	$22,958

The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Short-Term Investment Risk. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.

Investment Option Investment Risk. You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen. The accumulation value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each investment option. This risk could have a significant negative impact on certain benefits and guarantees under Contract. The investment risks are described in the prospectuses for the investment options.

Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promised.

Withdrawal Risk. Generally, a Contract’s earnings are not taxed until you take them out. For Federal tax purposes, if you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different tax consequences may apply for a Qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on the taxable portion of the payment. The annuity payments you receive after annuitization are considered partly a return of your original investment so that part of each payment is not taxable as income until the “investment in the Contract” has been fully recovered.

LiveWell Variable Annuity

Catastrophic Events Risk. Catastrophic event risks such as terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by: causing long-term interruptions in our service and the services provided by our significant vendors; creating economic uncertainty, and reducing or halting economic activity; disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments; increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance. The extent to which these types of catastrophic events, including the recent COVID-19 pandemic, may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.

Cyber-Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your accumulation value. For instance, cyberattacks may: interfere with our processing of Contract transactions, including the processing internet transactions or with the underlying portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.

FEATURES OF LIVEWELL VARIABLE ANNUITY

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”) and payment of annuity payments. The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”). This Contract does not offer any additional tax benefits when purchased under a qualified plan. See “Suitability of the Contract” on page 18 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to you. Your existing annuity may be subject to fees or penalties on surrender. Compare the fees, charges, coverage provisions and limitations, if any, of your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. You should not buy this Contract:

•	if you are looking for a short-term investment; or

•	if you cannot risk getting back less money than you put in.

Your “Free Look” Right

You can examine the Contract and return it to us for any reason within ten (10) days after you receive it for a refund of the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations. See “Free Look” on page 24 for more details.

LiveWell Variable Annuity

Your Accumulation Value

Your accumulation value depends on:

•	the amount and frequency of premium payments,

•	the selected subaccounts’ investment experience,

•	partial withdrawals, and

•	charges and deductions.

You bear the investment risk under the Contract. There is no minimum guaranteed accumulation value and you could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever you want, prior to annuitization, and in whatever amount you want, within certain limits and subject to our ability to refuse any premiums. The minimum initial premium for a Contract is $10,000. You may make additional payments of $1,000 or more at any time after the free-look period. By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.

Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000. Also, an initial or additional premium that would cause the contract value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval. This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Investment Choices

You allocate your accumulation value to the investment options of our separate account available under this Contract. Currently, we do not limit the maximum number of investment options. However, we reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the portfolios’ prospectuses or summary prospectuses, which are available online at www.srslivewell.com/prospectus or delivered (in paper or electronic format) upon request. See “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses. More detail concerning each investment options’ fees and expenses is contained in the prospectus for the investment options.

We allocate your premiums and investment allocations to the investment options you choose. The value of your Contract will fluctuate daily during the accumulation period depending on the investment options you have chosen; you bear the investment risk.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other owners (and beneficiaries and portfolios). These risks and harmful effects include:

•

dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•

an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•	increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

LiveWell Variable Annuity

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Surrenders and Partial Withdrawals

You may generally withdraw all or part of your surrender value at any time, before annuity payments begin. Withdrawals, also known as partial withdrawals, will reduce your net premium and accumulation value which will affect the death benefit on this Contract. See “Surrenders and Partial Withdrawals” on page 27 for more information. The amount you request (plus any surrender charge, if applicable) will be deducted from your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable. You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as you live or for some other period you elect. See “Free Withdrawal Amount” on page 37 for more information.

If you elect the Optional Value Endorsement, then we will deduct surrender charges for partial withdrawals or full surrenders (including annuitizations) during the surrender charge period. Partial withdrawals will reduce your net premium, remaining premium, and accumulation value as well as the death benefit on this Contract. See “Surrenders and Partial Withdrawals” on page 27 for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement (including surrenders to begin annuity payments).

If you do not elect the Optional Value Endorsement, then we will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.

You may also elect a systematic withdrawal option. See “Systematic Withdrawals” on page 29.

A partial withdrawal or surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1⁄2. Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. See “FEDERAL TAX STATUS” on page 38, and “Electing an Annuity Payment Option” on page 42. Partial withdrawals could reduce the death benefits significantly and also the potential for increases in the enhanced death benefits. Surrenders from Contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at our Customer Service Center, subject to our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements. We will process your request at the accumulation unit value next determined after you have met all administrative requirements in good order.

Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that we have all the signatures and other information we require, including written notice and proper notification, as we determine in our discretion. To the extent applicable, this information and documentation generally includes your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all owners, exactly as registered on the Contract, social security number or taxpayer I.D. and any other information or supporting documentation that we may require. Please sign and date all of your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good order prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

LiveWell Variable Annuity

Death Benefit

The LiveWell Variable Annuity Contract pays the elected death benefit when the owner dies before the maturity date, if the Contract is still in force. The death benefit is equal to:

a) the accumulation value death benefit, which equals the accumulation value;

b) if elected for additional charge, the return of premium death benefit, which equals the greater of accumulation value or net premium; or

c) if elected for additional charge, the enhanced death benefit, which equals the greatest of accumulation value, net premium, or the annual step-up value.

The death benefit options can only be elected at the time of application. If no election is made, the accumulation value death benefit (or, for Contracts purchased prior to January 1, 2021, the return of premium death benefit) will apply. The death benefit is determined at the time we receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required in good order. Net premiums referenced above are reduced on a proportionate basis, not on a dollar for dollar basis, for partial withdrawals. Partial withdrawals, including required minimum distributions, will reduce the death benefit by the same proportion that the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of withdrawal, and could be reduced significantly. State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 30.

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

SUITABILITY OF THE CONTRACT

Because of the fees and expenses and possible loss of principal, the Contracts are not appropriate for short-term investment (especially if you elect an Optional Value Endorsement due to the surrender charge schedule). In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the Contract is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the Contract appropriate for their purposes. Before purchasing a Contract for use in a qualified plan, you should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme. This Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract, you represent and warrant that you are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

BENEFITS AVAILABLE UNDER THE CONTRACT

Optional Death Benefits for Additional Fee

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions or Limitations
Return of Premium Death Benefit	Pays the greater of the accumulation value or net premium.	0.25%

•  Can only be elected at the time of application.

•  Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.

•  Withdrawals could significantly reduce the benefit.

Enhanced Death Benefit	Pays the greatest of the accumulation value, net premium, or the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.*	0.55%	• Can only be elected at the time of application. • Maximum owners issue age for this benefit is age 80. • Withdrawals could significantly reduce the benefit.
*	See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES.”

LiveWell Variable Annuity

Optional Surrender Charge (Fee Reduction)

Name of Benefit	Purpose	Maximum Surrender Charge	Brief Description of Restrictions or Limitations
5-Year Optional Value Endorsement	In exchange for a fee reduction (-10% annual expenses), a 5-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 5 years of each premium payment that exceeds the penalty free withdrawal amount.

6-Year Optional Value Endorsement	In exchange for a fee reduction (-0.15% annual expenses), a 6-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 6 years of each premium payment that exceeds the penalty free withdrawal amount.

7-Year Optional Value Endorsement	In exchange for a fee reduction (-0.20% annual expenses), a 7-year surrender charge schedule will apply to all premium payments made to the Contract.	8%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 7 years of each premium payment that exceeds the penalty free withdrawal amount.

**As a percentage of Premium Withdrawn. See “Summary – Fee Table – Transaction Expenses.”

Other Benefits with No Additional Fee

Name of Benefit	Purpose	Brief Description of Restrictions or Limitations
Dollar Cost Averaging (DCA)	Enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options.

•  Accumulation value must be at least $10,000 to initiate the DCA program.

•  The minimum monthly amount to be transferred using DCA is $100.

•  Only one active DCA program is allowed at a time.

•  DCA and portfolio rebalancing are not available at the same time.

LiveWell Variable Annuity

Free Withdrawal Amount	Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge.	If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years.

Portfolio Rebalancing	Allows you to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.	• Portfolio Rebalancing program is not available when there is an active DCA program. • The accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Systematic Withdrawals	Allows you to have a portion of the accumulation value withdrawn automatically.	If you have elected the Optional Value Endorsement, then a surrender charge (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each premium payment.

OTHER PRODUCTS

We may offer other variable annuity contracts through our separate account that also invest in some of the same portfolios. These annuity contracts may have different charges and may offer different benefits. We encourage you to carefully consider the costs and benefits of the Contract to ensure that it is consistent with your personal investment goals and needs. To obtain more information about these annuity contracts, contact your registered representative, or call us at (866) 747-3421.

INQUIRIES AND CORRESPONDENCE

If you have any questions about your Contract or need to make changes, then contact the registered representative who sold you the Contract, or contact us at our Customer Service Center:

P.O. Box 9261

Des Moines, Iowa 50306-9261

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at our Customer Service Center and will not receive that day’s price. The procedures we follow for facsimile requests include a written confirmation sent directly to you following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile, internet and telephone transaction privileges at any time for some or all owners. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833.

LiveWell Variable Annuity

The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information. We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that we believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of owner identity) when the original signed request is not sent to our Customer Service Center. You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available. Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should mail your correspondence and transaction request to our Customer Service Center.

ELECTRONIC ACCOUNT INFORMATION

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing us at our mailing address P.O. Box 9261, Des Moines, Iowa 50306-9261 or by telephone at (866) 747-3421. After May 1, 2022, prospectuses and shareholder reports for investment options will be available online at srslivewell.com/prospectus; they will be delivered in paper or electronic format upon request to our Customer Service Center.

STATE VARIATIONS

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such variations will be included in your Contract or endorsements attached to your Contract. See your registered representative or contact our Customer Service Center for additional information that may be applicable to your state. For more information see “APPENDIX C – STATE VARIATIONS” on page 71. All material state variations are disclosed in Appendix C to this prospectus.

OUR SEPARATE ACCOUNT C AND ITS INVESTMENT OPTIONS

The separate account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The separate account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund. You may allocate part or all of your premiums to any of the investment options of our separate account available under this Contract (some restrictions may apply).

Information regarding each investment options, including (i) its name, (ii) a brief statement concerning its investment objectives, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” of this prospectus. Appendix A also includes information about “closed” investment options.

Our separate account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information. You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio. The portfolios’ prospectuses (or summary prospectuses) are available online at www.srslivewell.com/prospectus. You can also receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting your registered representative or by calling our Customer Service Center at (866) 747-3421 or writing to our Customer Service Center, Midland National Life Insurance Company, P.O. Box 9261, Des Moines, Iowa 50306-3833.

LiveWell Variable Annuity

The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio. owners, through their indirect investment in the portfolios, bear the costs of these fees. The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Contracts, and, that we incur in our role as intermediary, in promoting and marketing the portfolios. Midland National and its affiliates may profit from these payments.

AMOUNTS IN OUR SEPARATE ACCOUNT

The amount you have in each investment option is represented by the value of the accumulation units. The value you have in an investment option is the accumulation unit value times the number of accumulation units credited to you. Amounts allocated, transferred or added to the investment options are used to purchase accumulation units. Accumulation units of an investment option are purchased when you allocate premiums or transfer amounts to that option. Accumulation units are sold or redeemed when you make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, we will use the unit value on the next business day. The number of accumulation units credited to you will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values. We determine accumulation unit values for the investment options at the end of each business day. The accumulation unit value for each investment option is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios. Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses. The accumulation unit values also reflect the daily asset charges we deduct from our separate account. Additional information about the accumulation unit values is contained in the SAI.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of our separate account and use them to support your Contract and other variable annuity contracts. We may permit charges owed to us to stay in the separate account. Thus, we may also participate proportionately in the separate account. These accumulated amounts belong to us and we may transfer them from the separate account to our general account. The assets in the separate account equal to the reserves and other liabilities of the separate account may not be charged with liabilities arising out of our other business. The obligations under the Contracts are our obligations, and we are obligated to pay all amounts promised to investors under the Contracts. The income, gains and losses (realized and unrealized) of the separate account are credited to or charged against the separate account without regard to our other income, gains, or losses. Under certain unlikely circumstances, one investment option of the separate account may be liable for claims relating to the operations of another investment option.

OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT

We have the right to modify how we operate the separate account. In making any changes, we may not seek approval of owners (unless approval is required by law). We have the right to:

•	add investment options to, or remove investment options from our separate account;

•	combine two or more investment options within our separate account;

LiveWell Variable Annuity

•	withdraw assets relating to our variable annuities from one investment option and put them into another. However, if required, we would first seek approval from the Securities and Exchange Commission;

•

eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company. This may happen if the portfolio’s shares are no longer available for investment or, if in our judgment, further investment in the portfolio is inappropriate in view of the separate account’s purposes. However, if required, we would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;

•	end the registration of our separate account under the Investment Company Act of 1940;

•

operate our separate account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•

operate our separate account or one or more of the investment options in any other form the law allows, including a form that allows us to make direct investments. In addition, we may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then you will be notified. We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios, subject to legal and regulatory requirements.

If automatic allocations (such as premiums automatically deducted from your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if you do not give us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to a Money Market Fund investment option.

If you are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your accumulation value invested in such investment option will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment option in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.

You may want to transfer the amount in that investment option as a result of changes we have made. If you do wish to transfer the amount you have in that investment option to another investment option of our separate account, then you may do so, without charge, by writing to our Customer Service Center. At the same time, you may also change how your premiums are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000. The sale must take place through a representative who is licensed, registered and authorized to sell the Contract. The maximum issue age for the Contract is 90 (the owner’s age).

If your application is complete and in good order (see “Administrative Procedures” on page 17, then we will accept or reject it within two business days of receipt. If the application is incomplete, then we will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then we will inform you of the reason for the delay and the premium payment will be returned immediately unless you let us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until your Contract is issued or your premium is refunded. While your premium is in that account, your premium is not protected from claims of our general creditors.

LiveWell Variable Annuity

We will allocate your initial premium payment according to your instructions if we receive it or accept your application (whichever is later) at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with your premium payment at the unit value determined at the close of that valuation period. If we receive your initial premium payment or accept your application (whichever is later) after the close of regular trading on the New York Stock Exchange, we will credit accumulation units at the unit value determined at the close of the next valuation period.

There may be delays in our receipt of applications that are outside of our control because of the failure of the selling registered representative to forward the application to us promptly, or because of delays in their broker dealer determining that the Contract is suitable for you. Any such delays will affect when your Contract can be issued and when your premium payment is allocated among investment options of our separate account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect your investment performance and accumulation value. To obtain more information about these other contracts, contact our Customer Service Center.

FREE LOOK

You may cancel your Contract within your ten (10) day Free Look period. We deem the Free Look period to expire 10 days after you have received your Contract. Some states and situations may require a longer Free Look period. There are no investment restrictions during the Free Look period.

To cancel your Contract, you need to return your Contract and any other documentation that we may require, in good order, to the registered representative who sold it to you or to our Customer Service Center. If you cancel your Contract, then we will return:

•	The accumulation value (which may be more or less than the premium payments you paid), or

•	If greater and required by your state, your premiums minus any partial withdrawals.

TAX-FREE “SECTION 1035” EXCHANGES

You can generally exchange one non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, there may be a surrender charge on this Contract, other charges may be higher (or lower), and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you purchase the Contract in exchange for an existing annuity contract from another company, we may not receive your premium payment from the other company for a substantial period of time after you sign the application and send it to us, and we cannot credit your premium to the Contract until we receive it.

If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Revenue Procedure 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule under Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.

You should consult with and rely upon a tax adviser if you are considering a contract exchange.

PREMIUM PAYMENTS

You can make additional premium payments at any time prior to annuitization and in whatever amount you want, within certain limits and subject to our right to refuse any premiums. Your initial investment must be at least $10,000. You may make additional payments of $1,000 or more at any time after the free-look period. By current

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company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month. Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000. In addition, an initial or additional premium that would cause the accumulation value or total value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval. This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders). We reserve the right to accept or reject any premium payment or form of payment. If we exercise our right to reject and/or place limitations on the acceptance and allocation of additional premiums, you may be unable or limited in your ability to increase your accumulation value through additional premiums, which, in turn, will affect the amounts that may be applied to an annuity payout option or toward any death benefit paid.

The mailing address to send premium payments to us is: Midland National Life Insurance Company, P.O. Box 9261, Des Moines, Iowa 50306-9261.

Allocation of Premium Payments

You will specify your desired premium allocation on the Contract’s application form. Your instructions in your application will dictate how to allocate your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in your application will apply to all other premiums you pay, unless you change subsequent premium allocations by providing us with written instructions. We reserve the right to limit the number of investment options in which you can allocate your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of your premiums by writing to our Customer Service Center and telling us what changes you wish to make. We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date we receive your request at our Customer Service Center. Changing your allocation instructions will not change the way your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless you specify otherwise. (See “Dollar Cost Averaging” on page 29.

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of your amounts in the various investment options. Your accumulation value will vary daily to reflect the investment performance of the investment option(s) you select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract. Transaction charges are made on the effective date of the transaction. Charges against our separate account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of our separate account. You bear the investment risk. An investment option’s performance will cause your accumulation value to go up or down each valuation period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted. The minimum transfer amount is $100 or 100% of the investment option if less than $100. The minimum amount does not have to come from or be transferred to just one investment option. The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation period. If we receive your completed transfer request in good order after the close of a valuation period, we will process the transfer request at the unit value determined at the close of the next valuation period.

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For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” on page 20. Transfers may be delayed under certain circumstances. See “When We Pay Proceeds from This Contract” on page 46. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all or specific owners.

TRANSFER LIMITATIONS

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by owners. In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect our owners and the portfolios from potentially harmful trading activity, we have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the separate account that may adversely affect other owners or portfolio shareholders.

More specifically, currently our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading. We currently define excessive trading as:

•

More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”. Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•	Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. We will review those transfers (and other transfers in the same Contract) to determine if, in our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if we believe that the activity is potentially harmful, we will suspend that Contract’s transfer privileges and we will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days. We will attempt to inform the owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days. If we do not succeed in reaching the owner or registered representative by phone, we will send a letter by first class mail to the owner’s address of record.

We reserve the right to apply our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by us or other insurance companies. Therefore, if you allocate premiums or your accumulation value to this type of investment option, you may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors. For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.

In addition to our own market timing procedures, managers of the investment portfolios might contact us if they believe or suspect that there is market timing or other potentially harmful trading, and if so we will take appropriate action to protect others. In particular, we may, and we reserve the right to, reverse a potentially harmful transfer. If so, we will inform the owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, we will attempt to contact you by telephone for further instructions. If we are unable to

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contact you within 5 business days after we have been advised that your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option. You should also be aware that as required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract. Trading information of an owner is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict an owner’s transactions if the fund company determines that the owner has violated the portfolio’s excessive/frequent trading policy. This could include the fund company directing us to reject any allocations of premium or Contract value to the portfolio or all portfolios within the fund family. We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change our parameters to monitor for a different number of transfers with different time periods, and we may include other factors such as the size of transfers made by owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity. We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others. We may not always apply these detection methods to investment options investing in portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all owners that we believe might otherwise engage in trading activity that is harmful to others. For example, we might only accept transfers by original “wet” owner signature conveyed through the U.S. mail (that is, we can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit our ability to restrict or deter harmful transfers. Furthermore, the identification of owners determined to be engaged in transfer activity that may adversely affect other owners or portfolios’ shareholders involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit value to others. We apply our Market Timing Procedures consistently to all owners without special arrangement, waiver, or exception. We may vary our Market Timing Procedures among our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, we cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

SURRENDERS AND PARTIAL WITHDRAWALS

You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order. The surrender value is the separate account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted. Surrenders may be restricted by a

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retirement plan under which you are covered. Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500. If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn. A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.

You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.

Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.

Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid. In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.

We will generally pay the surrender or partial withdrawal amount from the separate account within seven days after we receive a properly completed surrender or partial withdrawal request in good order. See “Administrative Procedures” on page 17. We may defer payment for more than seven days when:

•	trading on the New York Stock Exchange is restricted as defined by the SEC;

•	the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•	an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;

•	for such other periods as the SEC may by order permit for the protection of owners; or

•	your premium check has not cleared your bank.

See “When We Pay Proceeds from This Contract” on page 46.

If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.

Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 38.

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SYSTEMATIC WITHDRAWALS

The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.

If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 37 for more information.

If you have elected the Optional 6-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. The surrender charge is assessed in the first 6 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 37 for more information.

If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 7 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 37 for more information.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period. The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending us a written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the surrender value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.

DOLLAR COST AVERAGING

The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program. The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets.

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Only one active DCA program is allowed at a time. You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account. The source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:

•	the DCA source account from which transfers will be made,

•	the total monthly amount to be transferred to the other investment options, and

•	how that monthly amount is to be allocated among the investment options.

Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month. If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received. DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending us written notice. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for you to participate in a DCA program.

PORTFOLIO REBALANCING

The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages. Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until we receive your written termination request. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. Contact us at our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

DEATH BENEFIT

If the owner dies before the maturity date and while the Contract is still in force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order. Once you choose a death benefit, you cannot change it.

For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

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If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.

After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.

If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the death benefit proceeds.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.

For Contracts issued prior to January 1, 2021, the return of premium death benefit is the standard death benefit included in the mortality and expense risk charge that we deduct equal to 1.00% per annum. The amount of such death benefit would be calculated based on the greater of the accumulation value or net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim. See “Return of Premium Death Benefit.”

ACCUMULATION VALUE DEATH BENEFIT

This is the default death benefit at the time of application and we deduct a 0.75% mortality and expense risk charge which includes the cost of this death benefit. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.

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If you elect this benefit, the death benefit will be the accumulation value when our Customer Service Center receives a complete death benefit claim.

The accumulation value death benefit will terminate:

1)	upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;

2)	when the Contract terminates, including if accumulation value reaches zero;

3)	if you surrender or annuitize your Contract; or

4)	on the maturity date of the Contract.

The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.

RETURN OF PREMIUM DEATH BENEFIT

You may elect this benefit at the time of application for a 1.00% mortality and expense risk charge. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.

If you elect the return of premium death benefit, the death benefit will be the greater of:

1.	The accumulation value or

2.	net premium.

Partial withdrawals including required minimum distribution will reduce the death benefit by the same proportion that the accumulation value would be reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of the withdrawal and could be reduced significantly.

This benefit will terminate:

1)	upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;

2)

upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the return of premium death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;

3)	when the Contract terminates, including if accumulation value reaches zero;

4)	if you surrender or annuitize your Contract; or

5)	on the maturity date of the Contract.

The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The return of premium death benefit is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.

ENHANCED DEATH BENEFIT

You may elect this benefit only at the time of application for a 1.30% mortality and expense risk charge. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.

If you elect the enhanced death benefit, for the first Contract year, the death benefit equals the initial premium adjusted for any additional premiums and partial withdrawals. Each Contract anniversary thereafter, an annual step-up value will be calculated and become the new enhanced death benefit value for that Contract year. The Enhanced Death Benefit value steps up to the greatest of:

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a.	The accumulation value;

b.	net premium; and

c.	the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.

The greatest of (1), (2) or (3) becomes the new enhanced death benefit value for that Contract year. The endorsement effectively sets the enhanced death benefit value at the highest Contract anniversary accumulation value, net premium or annual step-up value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.

The step-up process stops at the earlier of the age of 85 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of age 85 or death of annuitant. After the step-up process stops, the enhanced death benefit value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES” on page 69 for more information.

Any partial withdrawals, including required minimum distributions, will reduce the enhanced death benefit by the same proportion the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by an amount greater than the withdrawal and could be reduced significantly.

This benefit will terminate:

1)	upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;

2)

upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the enhanced death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;

3)	when the Contract terminates, including if the accumulation value reaches zero;

4)	if you surrender or annuitize your Contract. or

5)	on the maturity date of the Contract.

The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The Enhanced Death Benefit value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.

CHARGES, FEES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for mortality and expense risks at an effective annual rate to 0.75%. The investment option’s accumulation unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses. The mortality risk we bear arises, in part, from our obligation to make monthly annuity payments regardless of how long the annuitant or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in your Contract. This assures you that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

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ASSET BASED ADMINISTRATION CHARGE

We deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the separate account. We deduct this charge proportionally from each investment option. This charge is for our record keeping and other expenses incurred in maintaining the Contracts.

QUARTERLY CONTRACT MAINTENANCE FEE

We deduct a quarterly Contract maintenance fee of $10. This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrender. If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary, at full surrender or on the maturity date, no quarterly Contract maintenance fee is charged. If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value.

TRANSFER CHARGE

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice we do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

CHARGES IN THE PORTFOLIOS

The fund companies charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

In addition, certain investment options may impose liquidity fees and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940). Any such fees will be passed through and charged to the applicable owners.

STATE PREMIUM TAXES

Midland National reserves the right to deduct premium taxes from your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity. State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on your current residence state. This range is subject to change. The states currently participating in this premium tax practice are California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico. These states and jurisdictions are subject to change.

OTHER TAXES

At the present time, we do not make any charges to the separate account for any federal, state, or local taxes (other than state premium taxes) that we incur which may be attributable to such separate account or to the Contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

OPTIONAL VALUE ENDORSEMENT – SURRENDER CHARGES

Please note: Owners who have a Contract without an Optional Value Endorsement can make withdrawals at any time and in any amount without being assessed a surrender charge.

If you elect the Optional 5-, 6- or 7-Year Value Endorsement on your application, you elect to add a 5-, 6- or 7-year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment). In exchange for a 5-, 6- or 7-year declining surrender charge for each premium payment, we will reduce the separate account annual expenses by 0.10% (5-year), 0.15% (6-year) or 0.20% (7-year) which is a percentage of the average daily accumulation value. See “Fee Table” of this prospectus. This reduction will lower the total fees deducted from your separate account accumulation value. Electing this endorsement will benefit owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

LiveWell Variable Annuity

If you elect the Optional Value Endorsement, we will deduct applicable surrender charges from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount. This charge partially reimburses us for the costs of selling and distributing this Contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from our surplus that may be, in part, derived from mortality and expense risk charges (described above).

The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender. When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any. In determining what the surrender charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For purposes of calculating surrender charges, we assume that surrenders and partial withdrawals are made in the following order:

1)	First from premium payments no longer subject to a surrender charge;

2)	Then from the free withdrawal amount on a FIFO basis;

3)	Then from premium payments subject to a surrender charge on a FIFO basis; and

4)	Earnings, if any.

The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment. Premium payments are considered withdrawn in the order that they were received.

The surrender charge schedule for the Optional Value Endorsements are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

No surrender charge will be assessed upon:

(a)	payment of death benefits;

(b)	exercise of the free look right;

(c)	withdrawal less than or equal to the free withdrawal amount.

The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if your accumulation value is less than your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium amount.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

LiveWell Variable Annuity

The following examples are provided to help you better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.

Example 1: A Contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount. The surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column) is given in the second column of the table below.

Length of Time From Premium Payment to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5+	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $10,000) * 5% = $4,500
4 – 5	($100,000 - $10,000) * 4% = $3,600
5 – 6	($100,000 - $10,000) * 3% = $2,700
6 – 7	($100,000 - $10,000) * 2% = $1,800
7 +	($100,000 - $10,000) * 0% = $0

Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.

Example 2: A Contract with the Optional Value Endorsement with an initial premium of $100,000. An additional premium of $50,000 is made on the 3nd Contract anniversary. If there are no additional premiums beyond the two premiums stated, and there are no partial withdrawals taken, then the surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column), is given in the second column of the table below.

LiveWell Variable Annuity

Length of Time From Contract Issue to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000) * 0% + ($50,000 - $5,000) * 5% = $2,250
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $2,000
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,500
8+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $15,000) * 5% + ($50,000 - $0) * 8% = $8,250
4 – 5	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
5 – 6	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
6 – 7	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
9 – 10	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
10+	($100,000) * 0% + ($50,000) * 0% = $0

Free Withdrawal Amount

Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each Contract year. The free withdrawal amount is determined at the beginning of each Contract year on the Contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” on page 38.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

LiveWell Variable Annuity

If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, you should consult a tax advisor to consider the tax consequences of a withdrawal on your variable annuity contract. See “FEDERAL TAX STATUS” on page 38.

FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract. You should consult your own tax advisor about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the gain, if any, on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If you invest in a variable annuity as part of an individual retirement plan, your annuity is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the SAI.

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity. Distributions from an IRA are generally subject to tax and, if made before age 59 1⁄2, may be subject to a 10% penalty tax.

•

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1⁄2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

LiveWell Variable Annuity

Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. If you are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon your tax advisor before electing this option. Please refer to the SAI for detailed information on when distributions must begin from qualified contracts and how death benefit proceeds must be distributed.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner (or the annuitant if the owner is a non-natural person) in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland National may modify the contract to attempt to maintain favorable tax treatment.

Owner Control

In certain circumstances, a variable contract owner may be considered the owner of the assets of a segregated account, such as the separate account, if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. If the contract owner is deemed to have “investor control” over the underlying investment options, then the contract owner will be taxed currently on income and recognized gains under the Contract. The IRS has issued Revenue Ruling 2003-91 providing a safe harbor when the facts of the ruling are present. The ruling goes on to state that whether a contract owner has sufficient investor control over the assets depends on the facts and circumstances. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.

Surrenders and Partial Withdrawals

If you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different rules apply for annuity payments. See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of your non-deductible premium payments. In many cases, the “investment in the contract” under a Qualified Contract is zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•	paid on or after the taxpayer reaches age 59 1⁄2;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

LiveWell Variable Annuity

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified annuity contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for your federal income tax liability. The withholding rate varies according to the type of distribution and your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization, annuity payments stop because an annuitant has died, the excess (if any) of the “investment in the contract” is generally allowable as a deduction for your last taxable year.

If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. Such distribution rules apply to Non-Qualified Contracts. Other rules relating to distributions at death apply to Qualified Contracts. State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 30 for more information.

Partial Annuitization

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract are intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Investment Income Surtax

Distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the investment income tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

LiveWell Variable Annuity

Definition of Spouse under Federal Law

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner is a non-natural person) or an owner. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration by the owner at the time of such transfer, will trigger taxable income on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the owner’s income. This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

LiveWell Variable Annuity

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option you have selected. The earliest possible maturity date under the Contract is the first Contract anniversary at which time you may annuitize your full accumulation value (less any state premium taxes). The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday. You may change the maturity date to an earlier Contract anniversary by sending written notice to our Customer Service Center. We must receive your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so you should consult a tax adviser. An investor cannot withdraw any Contract value amounts after the annuity commencement date.

If you have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date you may:

1. take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or

2. convert the accumulation value, less any state premium tax and any surrender charge, into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option. Unless you choose otherwise, on the maturity date your accumulation value (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option. The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240. We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number. For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that we would otherwise pay to that person’s estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to our rules at the time of selection. We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes:

LiveWell Variable Annuity

•	rules on the minimum amount we will pay under an option;

•	minimum amounts for installment payments, surrender or commutation rights (your rights to receive payments over time, for which we may offer you a lump sum payment);

•	the naming of people who are entitled to receive payment and their beneficiaries; and

•	the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules. Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option. The accumulation value (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.00% a year. We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.

Income for Specified Period: We pay installments for a specified period of 5 to 20 years. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at our discretion). This option may not satisfy required minimum distribution rules for qualified contracts. Consult a tax advisor before electing this option under a qualified contract. However, by current company practice we may offer other options.

2.

Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted. The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.

3.	Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:

a.

Life Annuity: We will pay monthly income for life. With a life annuity payment option, payments will only be made as long as the annuitant is alive. Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.

Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice we may offer other options.

4.

Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.

ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY

We are Midland National Life Insurance Company, a stock life insurance company. Our Principal Office address is:

Midland National Life Insurance Company

8300 Mills Civic Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

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Please note all inquiries, correspondence and premium payments should be sent to our Customer Service Center.

Our Financial Condition

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our general account to our owners. We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, as well as the loss in market value of those investments. We may also experience liquidity risk if our General Account assets cannot be readily converted into cash to meet obligations to our owners or to provide collateral necessary to finance our business operations.

We encourage both existing and prospective owners to read and understand our financial statements, which are included in the Statement of Additional Information (“SAI”). You can obtain a free copy of the SAI by writing to us at our Customer Service Center, calling us at (866) 747-3421, or faxing us at (866) 511-7038. The overnight mailing address is Midland National 8300 Mills Civic Parkway, West Des Moines, Iowa, 50266-3833.

PORTFOLIO VOTING RIGHTS

We invest the assets of our separate account investment options in shares of the portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, we may vote:

•	to elect the Funds’ or Trust’s Board of Directors/Trustees,

•	to ratify the selection of independent auditors for the portfolios,

•	on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•	in some cases, to change the investment objectives and contracts.

Even though we own the shares, we may give you the opportunity to tell us how to vote the number of shares that are allocated to your Contract.

The funds companies will determine if and how often shareholder meetings are held. As we receive notice of these meetings, we will ask for your voting instructions. The portfolios are not required to and generally do not hold a meeting in any given year.

If we do not receive instructions in time from all owners, then we currently intend to vote those shares in the same proportion as we vote shares for which we have received instructions in that portfolio. We currently intend to vote any portfolio shares that we alone are entitled to vote in the same proportions that owners vote. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the portfolio in our own right or to restrict owner voting, then we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You may participate in voting only on matters concerning the portfolios in which your accumulation value has been invested. We determine your voting shares in each investment option by dividing the amount of your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.

If you have a voting interest, then we will provide you proxy material and a form for giving us voting instructions. In certain cases, we may disregard instructions relating to changes in the portfolio’s adviser or the investment adviser contracts of the portfolios.

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VOTING PRIVILEGES OF PARTICIPANTS IN OTHER COMPANIES

Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action. If we disagree with any portfolio action, then we will see that appropriate action is taken to protect our owners. If we ever believe that any of the portfolios are so large as to materially impair its investment performance, then we will examine other investment options.

OUR REPORTS TO OWNERS

We send you a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation value, surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your accumulation value and reflects amounts deducted from or added to the accumulation value since the last report.

Confirmation notices will be sent to you for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify our Customer Service Center of any errors or discrepancies. You must notify us of any errors within 30 days of the reporting. We will review and potentially correct any errors. In the absence of such notice, you shall be deemed to have accepted the reported transaction(s) and relieved us of any related claim or liability.

We also currently intend to send you semi-annual reports with financial information on the portfolios.

CONTRACT PERIODS, ANNIVERSARIES

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on your Contract’s information page. Each Contract month, Contract quarter and Contract year begins on the same day in each month, quarter and year respectively. For this purpose, if that date is not a calendar date in every month, then we look forward to the first day of the next calendar month.

DIVIDENDS

We do not pay any dividends on the variable annuity Contract described in this prospectus.

CHANGE OF ADDRESS NOTIFICATION

To protect you from fraud and theft, we may verify any changes in address you request by sending a confirmation of the change to both your old and new addresses. We may also call you to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to you, we may modify your Contract to:

(a) permit the Contract or the separate account to comply with any applicable law or regulation issued by a government agency;

(b) assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c) reflect a change in the operation of the separate account; or

(d) provide additional investment options.

In the event of such modifications, we will make an appropriate endorsement to the Contract.

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YOUR BENEFICIARY

You name your beneficiary in your Contract application. The beneficiary is entitled to the death benefit of the Contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change a revocable beneficiary during the owner’s lifetime. We must receive written notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the written notice is recorded by us. We will not be liable for any payment made before we receive and accept the written notice. If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the owner dies, then we will pay the death benefit to the owner’s estate.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

ASSIGNING YOUR CONTRACT

You may assign your rights in a Non-Qualified Contract. You must send a copy of the assignment to our Customer Service Center. The assignment does not take effect until we accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment we make or any action we take before we record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme. This Contract may not be traded on any stock exchange or secondary market.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•	We cannot determine the amount of the payment,

•	the New York Stock Exchange is closed,

•	trading in securities has been restricted by the SEC,

•	an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option,

•	The SEC by order permits us to delay payment to protect our owners, or

•	Your premium check(s) have not cleared your bank.

If, pursuant to SEC rules, any portfolio suspends payment of redemption proceeds including, in the case of a money market fund investment option, in connection with liquidation of the underlying portfolio or as a result of portfolio liquidity levels then we will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, or death benefit from the corresponding investment option until the suspension of redemptions is lifted or the portfolio pays redemption proceeds.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a Contract or investment option is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to the government agencies and departments.

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DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the Contracts. Sammons Financial Network is a Delaware limited liability company and its principal office is located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the Contracts. We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the optional value endorsement is up to 6.50%. If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.

Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of the Contract. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with Sammons Financial Network.

Non-cash items that we and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, we provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment options, their distributors, service providers and/or managers. Commissions and other incentives or payments described above are not charged directly to you or the separate account but they are reflected in the fees and charges that you do pay directly or indirectly.

REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts. The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on our operations and finances to insurance officials in all the jurisdictions where we sell insurance and annuity contracts. The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

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LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the separate account, on the ability of Sammons Financial Network, LLC. to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

LiveWell Variable Annuity

APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. More information about the investment options is available in the prospectuses for the investment options, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421or by sending an email request to SecuritiesPI@sfgmembers.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Type	Name	Firm Name	Prospectus Gross Expense Ratio	Prospectus Net Expense Ratio	1-Year Return	5-Year Return	10-Year Return
Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation B2	AllianceBernstein	1.07	1.06	9.28	6.94	6.04
Seeks long-term growth of capital.	AB VPS Small Cap Growth B2 3	AllianceBernstein	1.33	1.15	9.2	24.73	17.82
Seeks long-term growth of capital.	AB VPS Small/Mid Cap Value B	AllianceBernstein	1.08	1.08	35.6	9.88	12.85
Seeks long-term capital appreciation.	Alger Capital Appreciation S	Alger	1.18	1.18	18.83	23.87	18.76
Seeks investment results that correspond generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS/Alerian Energy Infrastructure III[2]	ALPS	1.4	1.3	37.77	-0.04
Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS/Red Rocks Global Opportunity III[2]	ALPS	2.62	2.38	23.93	15.66

LiveWell Variable Annuity

Seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century VP Balanced II2	American Century Investments	1.15	1.08	15.48	11.06	9.63
Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century VP Discplnd Cor Val II	American Century Investments	0.95	0.95	23.34	13.69	13.42
Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Prot II	American Century Investments	0.72	0.72	6.27	5.02	2.82
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value II2	American Century Investments	1.01	0.91	23.02	9.25	12.68
Seeks long-term capital growth.	American Century VP Ultra® II2	American Century Investments	1.05	0.95	22.99	26.85	20.05
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value II2	American Century Investments	0.98	0.88	24.28	9.39	11.89
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS® Asset Allocation 4	American Funds	0.8	0.8	14.84	11.43	11.12

LiveWell Variable Annuity

The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on US stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.	American Funds IS® Capital Inc Builder®4[2]	American Funds	1.03	0.78	14.68	7.97
Seeks to provide long-term growth of capital while providing current income.	American Funds IS® Capital Wld Gr&Inc 4[2]	American Funds	1.16	0.93	14.46	12.99	11.42
Seeks to provide long-term growth of capital.	American Funds IS® Global Growth 4	American Funds	1.06	1.06	16.14	19.4	15.44
Seeks to provide long-term growth of capital.	American Funds IS® Global Small Cap 4	American Funds	1.24	1.24	6.43	15.16	12.26
Seeks to provide growth of capital.	American Funds IS® Growth 4	American Funds	0.86	0.86	21.68	25.12	19.46
Seeks to achieve long-term growth of capital and income.	American Funds IS® Growth-Income 4	American Funds	0.8	0.8	23.8	16.1	15.17
Seeks to provide long-term growth of capital.	American Funds IS® International 4	American Funds	1.05	1.05	-1.71	9.37	7.91
Seeks to provide long-term growth of capital while providing current income.	American Funds IS® Intl Gr And Inc 4[2]	American Funds	1.18	1.04	5.09	8.49	6.75
Seeks long-term capital appreciation.	American Funds IS® New World 4[2]	American Funds	1.27	1.09	4.63	12.96	8.43
Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	American Funds IS® Ultra-Short Bond 4	American Funds	0.87	0.87	-0.72	0.34	-0.07

LiveWell Variable Annuity

Seeks to provide a high level of current income consistent with preservation of capital.	American Funds IS® US Government Secs 4[2]	American Funds	0.89	0.73	-0.87	3.04	2.11
Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS® Washington Mut Inv 4[2]	American Funds	0.93	0.77	27.51	12.22	13.56
Seeks to provide total return.	BlackRock 60/40 Trgt Allc ETF VI III[2]	BlackRock	0.95	0.62	11.7	10.99
Seeks high total investment return.	BlackRock Advantage Lg Cp Cor V.I. III2 3	BlackRock	0.96	0.84	28.06	17.79	15.45
Seeks capital appreciation and, secondarily, income.	BlackRock Basic Value V.I. 3[2]	BlackRock	1.12	1.01	21.34	8.94	11.28
Seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. III2 3	BlackRock	1.19	1.08	20.89	25.03	18.26
Seeks long-term total return and current income.	BlackRock Equity Dividend V.I. III[2]	BlackRock	1.12	0.92	20.3	11.36	11.56
Seeks high total investment return.	BlackRock Global Allocation V.I. III[2]	BlackRock	1.13	1.01	6.42	9.71	7.68
Seeks long-term capital growth.	BlackRock Large Cap Focus Gr V.I. III[2]	BlackRock	1.16	1.03	17.78	24.31	19.05
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.	Calvert VP S&P 500 Index2 3	Calvert Research and Management	0.43	0.28	28.42	18.14	16.16

LiveWell Variable Annuity

Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced F	Calvert Research and Management	0.88	0.88	14.72	12.13	10.15
Seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.	Calvert VP SRI Mid Cap	Calvert Research and Management	0.99	0.99	15.03	12.6	11.9
Seeks capital appreciation.	ClearBridge Variable Aggressive Gr II [3]	Franklin Templeton Investments	1.05	1.05	10.04	11.38	13.53
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strat II	Franklin Templeton Investments	1.01	1.01	26.61	15.12	13.69
Seeks long-term growth of capital.	ClearBridge Variable Large Cap Growth II	Franklin Templeton Investments	1.01	1.01	21.63	21.22	19.14
Seeks long-term growth of capital.	ClearBridge Variable Mid Cap II	Franklin Templeton Investments	1.1	1.1	28.39	13.98	14.04
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth II	Franklin Templeton Investments	1.06	1.06	12.31	21.04	16.82
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia VP Contrarian Core 2[2]	Columbia Threadneedle	0.99	0.98	23.96	17.26
Seeks to provide shareholders with a high level of current income and, as a secondary objective, growth of income and capital.	Columbia VP Dividend Opportunity 2[2]	Columbia Threadneedle	1.06	0.99	25.89	11.02	11.38

LiveWell Variable Annuity

Seeks to provide shareholders with long-term capital growth.	Columbia VP Emerging Markets 2[2]	Columbia Threadneedle	1.48	1.39	-7.47	13.23	7.42
Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond 2	Columbia Threadneedle	0.99	0.99	-2.45	3.92
Seeks to provide shareholders with a high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia VP High Yield Bond 2[2]	Columbia Threadneedle	1.02	0.92	4.79	5.76	6.33
Seeks long-term growth of capital.	Columbia VP Select Large Cap Value 2	Columbia Threadneedle	0.96	0.96	25.98	12.45	13.95
Seeks to provide long-term capital appreciation.	Columbia VP Seligman Global Tech 2[2]	Columbia Threadneedle	1.44	1.24	38.68	31.09	23.86
Seeks total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income 2[2]	Columbia Threadneedle	0.98	0.94	1.63	4.67	4.53
Seeks to provide current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia VP US Government Mortgage 2	Columbia Threadneedle	0.71	0.71	-1.2	2.91	2.31
Seeks to provide total return.	Delaware Ivy VIP Asset Strategy II2 3	Ivy VIP Funds	1.02	0.87	10.44	11.36	8.01
Seeks to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced II3	Ivy VIP Funds	1.03	1.03	15.97	11.73	10.16
Seeks to provide capital growth and appreciation.	Delaware Ivy VIP Energy II3	Ivy VIP Funds	1.38	1.38	42	-11.79	-4.25
Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Delaware Ivy VIP Global Bond II3	Ivy VIP Funds	1.28	1.28	-0.84	4.08	3.28

LiveWell Variable Annuity

Seeks to provide total return.	Delaware Ivy VIP Global Equity Income II3	Ivy VIP Funds	1.03	1.03	16.97	8.69	9.86
Seeks to provide growth of capital.	Delaware Ivy VIP Global Growth II3	Ivy VIP Funds	1.23	1.13	17.86	15.87	11.52
Seeks to provide growth of capital.	Delaware Ivy VIP Growth II3	Ivy VIP Funds	1.01	1.01	30.03	25.13	19.06
Seeks to provide total return through a combination of high current income and capital appreciation	Delaware Ivy VIP High Income II3	Ivy VIP Funds	0.97	0.97	6.06	5.48	6.6
Seeks to provide capital growth and appreciation.	Delaware Ivy VIP International Cor Eq II3	Ivy VIP Funds	1.17	1.17	14.18	8.01	7.77
Seeks to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth II2 3	Ivy VIP Funds	1.15	1.1	16.36	24.85	17.05
Seeks to provide capital growth and appreciation.	Delaware Ivy VIP Natural Resources II3	Ivy VIP Funds	1.32	1.32	26.68	-0.72	-1.21
Seeks to provide growth of capital.	Delaware Ivy VIP Science and Tech II3	Ivy VIP Funds	1.16	1.16	15.17	23.88	19.46
Seeks to provide growth of capital.	Delaware Ivy VIP Small Cap Growth II3	Ivy VIP Funds	1.18	1.15	3.99	15.83	12.85
Seeks to provide capital appreciation.	Delaware Ivy VIP Smid Cap Core II3	Ivy VIP Funds	1.2	1.2	20.78	10.35	12.94
Seeks long-term capital growth.	Delaware VIP International Ser Std2 3	Delaware Funds by Macquarie	1.03	0.86	6.87	10.81	8.15
Seeks long-term capital growth.	Delaware VIP Opp Ser Standard2 3	Delaware Funds by Macquarie	0.97	0.83	23.13	12.32
Seeks high, long-term total investment return consistent with moderate investment risk.	Delaware VIP Total Return Ser Std2 3	Delaware Funds by Macquarie	1.06	0.86	16.37	7.57
	Donoghue Forlines Dividend VIT 12 3	Donoghue Forlines LLC	2.41	2.05	30.3	3.67	5.08
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP B	DWS	1.18	1.18	12.35	5.59	3.89
Seeks to achieve a high rate of total return.	DWS CROCI US VIP B2 3	DWS	1.12	1.06	26.27	9.88	8.38

LiveWell Variable Annuity

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP B2	DWS	0.71	0.65	27.91	17.74	15.88
Seeks above-average capital appreciation over the long term.	DWS Global Small Cap VIP B2 3	DWS	1.39	1.1	14.65	9	8.91
Seeks a high level of current income.	DWS High Income VIP B2	DWS	1.3	1.11	3.79	5.71	5.84
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP B2	DWS	0.79	0.67	14.18	11.39	12.67
Seeks long-term capital appreciation.	DWS Small Mid Cap Value VIP B2 3	DWS	1.25	1.21	30.04	7.47	10.12
Seeks to provide a high level of current income.	Eaton Vance VT Floating-Rate Inc Init	Eaton Vance	1.2	1.2	3.63	3.19	3.53
The investment seeks total return. Under normal market conditions, the fund invests primarily in value stocks.	Eaton Vance VT Large-Cap Value Init2 3	Eaton Vance	2.99	1.2
Seeks high current income.	Federated Hermes High Income Bond II S2	Federated	1.09	1.06	4.44	5.28	6.06
Seeks capital appreciation.	Federated Hermes Kaufmann II S	Federated	1.76	1.76	2.26	18.38	16.4
Seeks to achieve high current income and moderate capital appreciation.	Federated Hermes Managed Volatility II S	Federated	1.21	1.21	18.25	8.97	8.06

LiveWell Variable Annuity

Seeks long-term capital appreciation.	Fidelity® VIP Contrafund Service 2	Fidelity Investments	0.86	0.86	27.51	19.87	16.35
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Service 2	Fidelity Investments	1.17	1.17	-2.41	14.71	8.17
Seeks high total return.	Fidelity® VIP FundsManager 50% Service 2[2]	Fidelity Investments	0.95	0.8	9.88	9.75	8.18
Seeks high total return.	Fidelity® VIP FundsManager 70% Service 2[2]	Fidelity Investments	1.1	0.95	14.44	12.28	10.48
Seeks high total return.	Fidelity® VIP FundsManager 85% Service 2[2]	Fidelity Investments	1.18	1.03	17.64	14.22	12.14
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Mkt Svc 2[1] [3]	Fidelity Investments	0.49	0.49	0.01	0.77	0.39
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Svc 2	Fidelity Investments	0.89	0.89	11.68	31.77	22.64
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Service 2[3]	Fidelity Investments	0.92	0.92	4.29	4.78	5.36
Seeks capital appreciation.	Fidelity® VIP Intl Capital Apprec Svc 2	Fidelity Investments	1.09	1.09	12.11	16.56	12.88
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bd Svc 2	Fidelity Investments	0.64	0.64	-0.9	4.08	3.29
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Service 2	Fidelity Investments	0.87	0.87	25.31	13.32	13
Seeks long-term growth of capital.	Fidelity® VIP Overseas Service 2[3]	Fidelity Investments	1.04	1.04	19.39	14.15	10.55
Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® VIP Real Estate Service 2	Fidelity Investments	0.91	0.91	38.64	9.05	10.14

LiveWell Variable Annuity

Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Service 2	Fidelity Investments	0.92	0.92	3.44	5.11	4.47
Seeks capital appreciation.	Fidelity® VIP Value Strategies Service 2[3]	Fidelity Investments	0.91	0.91	33.34	13.67	13.47
The investment seeks capital appreciation. It invests predominantly in common stock.	Franklin DynaTech VIP Fund - Class 2	Franklin Templeton Investments	0.94	0.94	16.14	23.64	16.66
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP 2[2]	Franklin Templeton Investments	0.73	0.72	16.75	7.45	7.38
The investment seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix; to reduce volatility is a secondary objective.	Franklin Multi-Asst Dyn Mlt-Strat VIT II3	Franklin Templeton Investments	1.26	1.26	12.65	4.72	5.09
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP 2[3]	Franklin Templeton Investments	1.22	1.22	19.13	6.42	8.47
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP 2[3]	Franklin Templeton Investments	0.98	0.98	19.17	6.44	9
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP 2	Franklin Templeton Investments	0.9	0.9	26.79	16.81	14.4
Seeks long-term capital appreciation.	Guggenheim Var Ser Q (Small Cap Value)[2]	Guggenheim Investments	1.29	1.14	26.18	6.76	10.21
Seeks to generate positive total returns over time.	Guggenheim VT Global Mgd Futures Strat[2]	Guggenheim Investments	1.91	1.83	0.94	2.06	-0.52
Seeks long-term capital appreciation.	Guggenheim VT Long Short Equity	Guggenheim Investments	1.73	1.73	23.8	6.51	5.83

LiveWell Variable Annuity

Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies[2]	Guggenheim Investments	1.91	1.86	8.1	3.71	2.83
Seeks capital appreciation.	Invesco Oppenheimer VI Intl Gr II2	Invesco	1.4	1.25	10.12	11.65	9.47
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth II2	Invesco	1.11	1.05	18.79	22.75	17.53
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap II2	Invesco	1.16	1.05	22.26	13.46	14.4
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco VI Balanced-Risk Allocation II2	Invesco	1.5	1.05	9.26	7.18	5.99
Seeks total return.	Invesco VI Core Bd II2	Invesco	1.19	1.02	-1.85	3.86	3.94
Seeks total return, comprised of current income and capital appreciation.	Invesco VI Core Plus Bond II2	Invesco	1.16	0.87	-1.01	4.4	4.52
Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco VI Diversified Dividend II	Invesco	0.96	0.96	18.59	8.1	11.61
The investment seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco VI Equally Wtd S&P 500 II	Invesco	0.58	0.58	28.88	15.14	14.91
Seeks both capital appreciation and current income.	Invesco VI Equity and Income II2	Invesco	0.83	0.82	18.35	9.26	10.28
Seeks capital appreciation.	Invesco VI Global II2	Invesco	1.06	1.02	15.17	17.88	13.96
Seeks capital appreciation.	Invesco VI Main Street II2	Invesco	1.09	1.05	27.23	15.36	14.77
Seeks long-term growth of capital.	Invesco VI Small Cap Equity II	Invesco	1.21	1.21	20.09	13.15	12.01
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson VIT Balanced Svc	Janus Henderson	0.87	0.87	16.91	14.1	11.53

LiveWell Variable Annuity

Seeks long-term growth of capital.	Janus Henderson VIT Enterprise Svc	Janus Henderson	0.97	0.97	16.54	18.84	16.93
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson VIT Flexible Bond Svc[2]	Janus Henderson	0.85	0.82	-1.11	3.98	3.43
Seeks long-term growth of capital.	Janus Henderson VIT Glb Tech&Innvt Svc	Janus Henderson	0.99	0.99	17.75	30.32	22.96
Seeks long-term growth of capital.	Janus Henderson VIT Global Rsrch Svc	Janus Henderson	1.09	1.09	17.8	16.41	13.31
Seeks capital appreciation.	Janus Henderson VIT Mid Cap Value Svc[2]	Janus Henderson	1.06	1.05	19.42	8.48	10.02
Seeks long-term growth of capital.	Janus Henderson VIT Overseas Svc	Janus Henderson	1.08	1.08	13.29	13.08	5.98
Seeks long-term growth of capital.	Janus Henderson VIT Research Svc[3]	Janus Henderson	0.85	0.85	20.05	21.68	17.16
Seeks growth of capital.	JHVIT Financial Industries II2	John Hancock	1.14	1.13	29.38	11.25	12.64
Seeks long-term growth of capital.	JHVIT Fundamental All Cap Core II2 3	John Hancock	0.96	0.95	30.34	19.94	17.7
Seeks income and capital appreciation.	JHVIT Select Bond II2	John Hancock	0.85	0.84	-1.39	3.71	3.11
Seeks a high level of current income.	JHVIT Strategic Income Opportunities II2	John Hancock	0.96	0.95	0.7	3.82	4.58
Seeks total return.	Lazard Ret Global Dyn Multi Asst Svc[2]	Lazard	1.25	1.08	11.94	8.4
Seeks long-term capital appreciation.	Lazard Retirement International Eq Ser[2]	Lazard	1.27	1.17	5.83	7.86	7.13
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Bond-Debenture VC	Lord Abbett	0.91	0.91	3.28	5.66	6.33
Seeks long-term growth of capital.	Lord Abbett Series Developing Growth VC2 3	Lord Abbett	1.24	1.04	-2.75	24.69	17.25
Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Series Fundamental Eq VC2	Lord Abbett	1.19	1.08	27.31	10.23	11.33

LiveWell Variable Annuity

Seeks a high level of income consistent with preservation of capital.	Lord Abbett Series Short Duration Inc VC	Lord Abbett	0.86	0.86	0.63	2.42
Seeks capital appreciation.	MFS® VIT II Blended Rsrch Core Eq Svc	MFS	0.7	0.7	29.18	16.25	15.08
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® VIT II Corporate Bond Service[2]	MFS	0.95	0.88	-1.66	4.97	4.59
Seeks capital appreciation.	MFS® VIT II Emerging Markets Equity Svc[2]	MFS	1.98	1.48	-7.02	7.82	3.72
Seeks total return.	MFS® VIT II Global Tactical Allc Svc	MFS	1.08	1.08	2.58	5.52	5.27
Seeks capital appreciation.	MFS® VIT II International Intrs Val Svc[2]	MFS	1.17	1.15	10.28	13.78	12.16
Seeks capital appreciation.	MFS® VIT II Technology Svc	MFS	1.2	1.2	13.43	26	20.52
Seeks total return.	MFS® VIT III Global Real Estate Service[2]	MFS	1.27	1.17	29.87	12.71	11.91
Seeks capital appreciation.	MFS® VIT New Discovery Svc[2]	MFS	1.2	1.12	1.57	21	15.87
Seeks total return.	MFS® VIT Utilities Series Service	MFS	1.04	1.04	13.82	11.61	9.65
Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Adv	PIMCO	1.12	1.12	1.19	3.29	2.84
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO Glbl Mgd Ast Allc Ptf Adv[2]	PIMCO	1.44	1.24	12.6	10.59	6.03
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Global Bond Opps (Unhedged) Adv[3]	PIMCO	1.03	1.03	-4.25	3.01	1.44

LiveWell Variable Annuity

Seeks maximum current income with long-term capital appreciation as a secondary objective.	PIMCO Income Advisor	PIMCO	0.94	0.94	1.89	4.95
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond (USD-Hdg) Adv	PIMCO	1.04	1.04	-2.05	2.95	4.29
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Adv[2]	PIMCO	1.48	1.38	16.04	8.45	5.91
Seeks maximum real return consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strat Adv[2]	PIMCO	1.48	1.34	33.11	5.61	-1.98
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Emerging Markets Bond Adv	PIMCO	1.2	1.2	-2.66	4.44	4.31
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT High Yield Adv	PIMCO	0.89	0.89	3.53	5.36	5.96
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Adv	PIMCO	0.79	0.79	-1.03	1.44	1.49

LiveWell Variable Annuity

Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Adv	PIMCO	0.94	0.94	5.48	5.23	2.95
Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO VIT Short-Term Adv	PIMCO	0.72	0.72	-0.16	1.68	1.54
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Adv	PIMCO	0.79	0.79	-1.36	3.83	3.33
Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.	Pioneer Bond VCT ll	Amundi US	0.9	0.9	0.22	3.96	3.86
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Equity Income VCT II	Amundi US	1.05	1.05	25.33	10.46	12.15

LiveWell Variable Annuity

Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT II2 3	Amundi US	1.36	1.18	5.45	4.78	5.91
Seeks a high level of current income.	Pioneer Strategic Income VCT II2	Amundi US	1.6	1.04	1.73	4.21	4.21
Seeks reasonable income and capital growth.	Pioneer VCT II	Amundi US	1.04	1.04	27.65	19.85	15.9
Seeks total return from income and capital appreciation. Capital preservation is a secondary objective.	Power Income VIT 22 3	Donoghue Forlines LLC	3.34	2.78
Seeks long-term growth of capital.	Principal Blue Chip 3[2]	Principal Funds	1.12	1.05	24.72
Seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.	Principal Diversified Balanced 3	Principal Funds	0.64	0.64	10.65	9.66	8.5
Seeks to provide long-term capital appreciation.	Principal Diversified Growth 3	Principal Funds	0.66	0.66	14.63	11.5	10.24
Seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).	Principal Diversified Income 3	Principal Funds	0.62	0.62	6.78	7.77
Seeks to provide current income and long-term growth of income and capital.	Principal Equity Income 3	Principal Funds	0.88	0.88	21.97	13.79	13.02
The investment seeks long-term capital appreciation.	PSF Mid-Cap growth Portfolio II [3]	PGIM Investments	1.07	1.07	10.23	19.99	15.1
Seeks long-term growth of capital.	PSF Natural Resources Portfolio II2 3	PGIM Investments	0.97	0.96	25.03	4.58	-0.52
Seeks long-term growth of capital.	PSF PGIM Jennison Focused Blend Port II3	PGIM Investments	1.26	1.26	16.35	18.97	14.58

LiveWell Variable Annuity

Seeks long-term growth of capital.	Royce Capital Micro-Cap Svc2 3	Royce Investment Partners	1.72	1.58	29.52	12.7	8.98
Seeks long-term growth of capital.	Royce Capital Small-Cap Svc[2]	Royce Investment Partners	1.43	1.33	28.45	6.28	8.37
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.	Rydex Var Biotechnology[3]	Rydex Funds	1.82	1.82	1.42	12.45	15.86
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.	Rydex Var S&P 500 Pure Growth	Rydex Funds	1.73	1.73	27.59	19.28	16.25
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.	Rydex Var S&P MidCap 400 Pure Growth[3]	Rydex Funds	1.72	1.72	12.21	11.31	10.54

LiveWell Variable Annuity

Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Blue Chip Growth Port II2	T. Rowe Price	1.1	1	17.33	22.96	18.93
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Port II2	T. Rowe Price	1.2	1.19	12.83	19.22	20.13
Seeks long-term capital appreciation.	Templeton Developing Markets VIP 2	Franklin Templeton Investments	1.44	1.44	-5.74	10.6	4.84
Seeks long-term capital growth.	Templeton Foreign VIP 2[2]	Franklin Templeton Investments	1.13	1.11	4.16	2.71	4
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP 2[2]	Franklin Templeton Investments	0.79	0.74	-4.99	-0.94	1.13
Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund S	VanEck	1.38	1.38	18.68	1.99	-0.37
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT II2	Franklin Templeton Investments	0.83	0.79	-2.19	4.18	5.1

LiveWell Variable Annuity

Seeks to maximize total return.	Western Asset Variable Glbl Hi Yld Bd II	Franklin Templeton Investments	1.11	1.11	1.04	5.1	5.53

[1]	During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.
[2]

This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction. See the Investment Option’s prospectus for additional information.

[3]	This Investment Option is closed to new investors.

LiveWell Variable Annuity

APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES

Enhanced Death Benefit Value Examples

Enhanced death benefit value refers to the enhanced death benefit death benefit value. The enhanced death benefit value is only available as a death benefit and is not available as a surrender value.

The initial enhanced death benefit value on the Contract issue date is equal to the initial premium of the Contract that the endorsement is attached.

Example 1:

This example demonstrates the impact of the enhanced death benefit following a decline in the accumulation value due to negative investment performance. During the enhanced death benefit step-up, on the Contract anniversary, the accumulation value is $85,000, the Contract’s death benefit is $85,000, and the enhanced death benefit value (prior to the step-up) is $95,000.

The enhanced death benefit value after the step-up on the Contract anniversary would stay $95,000, as the current enhanced death benefit is the greater of:

1)	$85,000 accumulation value

2)	$85,000 Contract death benefit

3)	$95,000 enhanced death benefit immediately prior to Contract anniversary

Example 2:

During the enhanced death benefit step-up period, on the Contract anniversary, the accumulation value is $100,000, the Contract’s death benefit is $80,000, and the enhanced death benefit current value (prior to the step-up) is $85,000.

The enhanced death benefit after the step-up on the Contract anniversary would be $100,000 the accumulation value, which is the greater of:

1)	$100,000 accumulation value

2)	$80,000 Contract death benefit

3)	$85,000 enhanced death benefit immediately prior to Contract anniversary

Example 3:

After the enhanced death benefit step-up period has ended, on the Contract anniversary, the accumulation value is $185,000, the Contract’s death benefit is $110,000, and the enhanced death benefit value (prior to the step-up) is $115,000.

The enhanced death benefit value would not change and stay at $115,000. In this case, the step-up in the enhanced death benefit is no longer available, since the enhanced death benefit step-up period has ended.

Effects of a Partial Withdrawal on the Enhanced Death Benefit Value Examples

Any gross partial surrender amount(s), including required minimum distributions, will reduce the enhanced death benefit value by the same proportion as the reduction to the accumulation value.

Example 1:

A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $85,000.

After the partial withdrawal, the enhanced death benefit value is $76,500, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $85,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal[)) = $76,500. The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

LiveWell Variable Annuity

Example 2:

A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the Partial Withdrawal, prior to the Partial Withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $200,000. After the partial withdrawal, the enhanced death benefit value is $180,000, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $200,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Example 3:

A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $100,000. After the partial withdrawal, the enhanced death benefit value is $90,000, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $100,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Effects of Additional Premium on the Enhanced Death Benefit Value Examples

Each time any additional premium is received, the enhanced death benefit value will increase by the amount of the additional premium on dollar for dollar basis. This is true even after the annual step-up period has expired.

Example 1:

During the enhanced death benefit value step-up period, a Contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the enhanced death benefit value is $100,000. After the additional premium payment, the enhanced death benefit value is $110,000 = $100,000 + $10,000.

Example 2:

After the enhanced death benefit value step-up period has ended, a Contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the enhanced death benefit value is $100,000. After the additional premium payment, the enhanced death benefit value is $110,000 = $100,000 + $10,000.

LiveWell Variable Annuity

APPENDIX C – STATE VARIATIONS

Certain Contract features described in this Prospectus may vary or may not be available in your state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract.

This Appendix C contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request we are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of your annuity.

If for any reason you are not satisfied with the annuity, you may return the annuity within 10 days or within 30 days if you are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California, the following variations apply:

For owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day you receive your Contact. Your money will be placed in a fixed account or money market fund, unless you direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If you do not direct that premium be invested in a stock or bond portfolio and you return the Contract within the 30-day period, you will be entitled to a refund of the premium and Contract fees. If you do direct that the premium be invested in a stock or bond portfolio during the 30-day period and you return the Contract during that period, you will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold you this Contract which could be less that the premium you paid for the Contract, plus any Contract fee paid. A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge, if you elect the Optional Value Endorsement.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the Contract we will refund all premiums paid.

Also, we currently define excessive/frequent trading as: (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period. “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise our market timing procedures as we deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the Contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount. To obtain additional Contract information and/or to receive assistance in resolving complaints, our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

LiveWell Variable Annuity

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact us or the Illinois Department of Insurance should you have any complaints arise regarding your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division PO Box 9261 Des Moines IA 50306-9261 Toll Free Telephone: 1-877-747-3421

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the owner’s death. If payment is made after the first 30 days, we agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which you live on or after the Contract Effective Date.

LiveWell Variable Annuity

The Statement of Additional Information (SAI) can provide you with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is available without charge, upon request. A free copy of the SAI can be obtained by contacting your registered representative or by contacting our Customer Service Center at:

P.O. Box 9261

Des Moines, Iowa, 50306-9261

Phone: (866) 747-3421

Facsimile: (866) 511-7038

The SEC maintains a website (www.sec.gov) that contains the registration statement, including the SAI, and other information filed electronically by us concerning the Contract and the Midland National Life Separate Account C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000107223

LiveWell Variable Annuity

STATEMENT OF ADDITIONAL INFORMATION FOR THE

LIVEWELL VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 9261

Des Moines, IA 50306-9261

(866) 747-3421

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“Contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated February 22, 2022 by contacting us at our Customer Service Center using the above address and phone number. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the Investment Portfolios currently available in the contract.

Dated February 22, 2022

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SEPARATE ACCOUNT AND THE COMPANY

The Depositor, Midland National Life Insurance Company, is a stock life insurance company. It was organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.” We were reincorporated as a stock life insurance company, in 1909. Our name “Midland” was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts. We are engaged in a broad range of insurance and insurance-related activities.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Registrant, Separate Account C, was established under the insurance laws of the State of South Dakota in March 1991 and is now governed by Iowa law. It is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 as a unit investment trust. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund. You may allocate part or all of your premiums to any of the investment options of our Separate Account available under this Contract (some restrictions may apply).

SERVICES

Midland National keeps the assets of the Midland National Life Separate Accounts and holds all funds of the Separate Account. Midland National maintains the proceeds of shares of the underlying Investment Options purchased and sold through the Midland National Life Separate Accounts. Financial statements of each Investment Option within Midland National Life Separate Account C and Midland National Life Insurance Company are prepared by PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

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THE CONTRACT

ENTIRE CONTRACT

The entire contract between you and us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of our officers. Only our President or Secretary may modify the contract.

We may change the contract without your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant has been misstated, we will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by us will be paid to the payee. Any overpayments made by us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

NON-PARTICIPATING

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS

To the extent permitted by law, no benefits payable based on the assets in the Separate Account under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

OWNERSHIP

The contract belongs to you. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)	Any assignee of record with us;

2)	Any irrevocable beneficiary; and

3)	Any restricted ownership.

We must receive written notice informing us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, we are not liable for payments made by us before we record the written notice. A change of owner may have adverse tax consequences.

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ASSIGNMENT

An assignment may have adverse tax consequences.

You may assign the contract by giving us written notice. The assignment does not take effect until we accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme. This contract may not be traded on any stock exchange or secondary market.

ACCUMULATION UNIT VALUE

We determine Accumulation Unit Values for each Subaccount of our Separate Account at the end of each Valuation Period. The Accumulation Unit Value for each Subaccount was initially set at $10.00. The Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that Subaccount on that Business Day.

We determine the net investment factor for each Subaccount every Valuation Period by taking a) divided by b) minus c) where:

a)	Is the total of:

1)	The net asset value per share at the end of the current Valuation Period; plus

2)	Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)	Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)	Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)	Is the Mortality and Expense Risk Charge plus the Asset Based Administration Charge for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that we would adjust unit values to reflect what happens to the Investment Portfolios, and also for any charges.

ANNUITY PAYMENTS

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Options.

CALCULATION OF YIELDS AND TOTAL RETURNS

SUBACCOUNT YIELD CALCULATIONS

Midland National may from time to time disclose the current annualized yield of one or more of the Subaccounts for 30-day periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specified 30-day period. Because the yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:	a =	net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the Subaccount.
	b =	expenses accrued for the period (net of reimbursements).
	c =	the average daily number of units outstanding during the period.
	d =	the maximum offering price per unit on the last day of the period.

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Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts.

Because of the charges and deductions imposed by the Separate Account the yield of the Subaccount will be lower than the yield for the corresponding portfolio. The yield on amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount’s actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

Midland National may from time to time also disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n	= ERV

Where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return
	n =	number of years

ERV =	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge. This additional amount is based on an “average” Contract with an initial premium of $100,000. The standard average annual total return calculations assume the contract is surrendered.

Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force. Accordingly, Midland National may disclose the following types of average annual total return:

1.	The contract is surrendered and

2.	The contract is not surrendered.

CUMULATIVE TOTAL RETURNS

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR =	[ERV/P] – 1

Where:	CTR =	the cumulative total return net of Subaccount recurring charges for the period.
	ERV =	ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).
	P =	an assumed initial payment of $1,000.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

ADJUSTED HISTORICAL PERFORMANCE DATA

Midland National may also disclose adjusted historical performance data for an Subaccount for periods before the Subaccount commenced operations, based on the assumption that the Subaccount was in existence before it actually was, and that the Subaccount had been invested in a particular Investment Portfolio that was in existence prior to the Subaccount’s commencement of operations. The Investment Portfolio used for these calculations will be the actual Investment Portfolio that the Subaccount will invest in.

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Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable Investment Portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable Investment Portfolio to get the value in the Subaccount. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the Subaccount is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

TAX-FREE EXCHANGES (SECTION 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “roll-over” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

NON-NATURAL PERSON OWNERS

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each Subaccount of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Subaccount, through the fund company in which it invests, will satisfy these diversification requirements.

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OWNER CONTROL

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts and Annuities (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income and whether the individual is a participant in a qualified plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other converted amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

The Setting Every Community Up for Retirement Enhancement Act of 2019 (the “Secure Act”) increases the beginning date for required minimum distributions from 70 1/2 to 72. This change only applies if you will attain age 70 1/2 on or after January 1, 2020. . If you reached the age of 70 1/2 prior to January 1, 2020, you are still required to use age 70 1/2 as the beginning date for required minimum distributions.

The Secure Act also provides that for qualified contract owners who die after January 1, 2020 that any designated beneficiary who is not an “eligible designated beneficiary” must withdraw the entire account value by the end of the tenth year following the year of death. This rule applies regardless of whether required minimum distributions have begun. Eligible designated beneficiaries can withdraw the account value over their lives or a period not exceeding their life expectancies. The only eligible designated beneficiary payouts we administer are those involving the surviving spouse of the deceased owner. For distribution purposes, we will treat non-spouse eligible designated beneficiaries as designated beneficiaries.

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DISTRIBUTION OF THE CONTRACTS

The contracts are offered on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC. (“Sammons Financial Network”) serves as principal underwriter for the contracts. Sammons Financial Network is a Delaware limited liability company and its principal office is located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. Sammons Financial Network offers the contracts through its registered representatives. Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services. Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

We pay a distribution allowance to Sammons Financial Network of 1.50% of total premiums received on LiveWell Variable Annuity.

The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2019	$3,081,637.45
2020	$2,642,364.34
2021	$5,701,900.33

*

Represents an underwriting fee paid to Sammons Financial Network for LiveWell Variable Annuity under Separate Account C. The entire distribution amount was retained by Sammons Financial Network each year.

Sammons Financial Network or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•	participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•	sales promotions relating to the contracts;

•	costs associated with sales conferences and educational seminars for their sales representatives; and

•	other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of Investment Portfolio shares held by each of the Subaccounts.

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STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Carlton Fields, P.A., Washington, D.C.

EXPERTS

Will be added via amendment.

PURCHASE OF SECURITIES BEING OFFERED

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000. The sale must take place through a representative who is licensed, registered and authorized to sell the Contract. The maximum issue age for the Contract is 90 (the owner’s age).

Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the optional value endorsement is up to 6.50%. If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

AUDITED FINANCIALS

Financial Statements of Midland National Life Insurance Company Separate Account C

Will be added via amendment.

Financial Statements of Midland National Life Insurance Company

Will be added via amendment.

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Part C

OTHER INFORMATION

Item 27. Exhibits:

(1)	Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(2)	Not Applicable

(3)	(a)	Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (21)

	(b)	Registered Representative Contract (8)

(4)	(a)(1)	Form of Flexible Premium Deferred Variable Annuity Contract (8)

	(a)(2)	Form of Flexible Premium Deferred Variable Annuity Contract (20)

	(b)	Optional LiveWell Value Endorsement (16)

	(c)	Enhanced Death Benefit Endorsement (19)

(5)	Application for Flexible Premium Deferred Variable Annuity Contract (8)

(6)	(a)	Articles of Incorporation of Midland National Life Insurance Company (2)

	(b)	By-laws of Midland National Life Insurance Company (2)

(7)	Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(8)	(a)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

	(b)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

	(c)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

	(d)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (3)

	(e)	Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

	(f)	Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc. (7)

	(g)	SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (7)

	(h)	SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (7)

	(i)	Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc. (7)

	(j)	Participation agreement between Midland National Life Insurance Company and BlackRock. (9)

	(k)	Participation agreement between Midland National Life Insurance Company and DWS. (9)

	(l)	Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)

(m)	Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(n)	Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(o)	Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

(p)	Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(q)	Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(r)	Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(s)	Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(t)	Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(u)	Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(v)	Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (9)

(w)	Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(x)	Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(y)	Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(z)	Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)

(aa)	Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(bb)	Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(cc)	Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(dd)	Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(ee)	Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(ff)	Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(gg)	Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(hh)	Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(ii)	Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(jj)	Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)

(kk)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(ll)	Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(mm)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(nn)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(oo)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

(pp)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)

(qq)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

(rr)	Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(ss)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(tt)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

(uu)	Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(vv)	Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(ww)	Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(xx)	Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(yy)	Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

(zz)	Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)

(aaa)	Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series. (14)

(bbb)	Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. (14)

	(ccc)	Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc. (14)

	(ddd)	Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC. (14)

	(eee)	Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)

	(fff)	Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)

	(ggg)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

	(hhh)	Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC (17)

	(iii)	Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. (18)

(9)	Not Applicable

(10)	Not Applicable

(11)	(a)	Opinion and Consent of Counsel (21)

	(b)	Power of Attorney (21)

(12)	(a)	Consent of Carlton Fields, P.A. (21)

	(b)	Consent of Independent Registered Public Accounting Firm (22)

(11)	Not Applicable

(12)	Not Applicable

(13)	Form of Initial Summary Prospectuses (21)

(14)	Performance Data Calculations (4)

1.	Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
2.	Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
3.	Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)
4.	Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)
5.	Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)
6.	Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)
7.	Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)
8.	Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011 (File No. 333-176870)
9.	Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012 (File No. 333-176870)
10.	Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012 (File No. 333-176870)
11.	Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)
12.	Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)
13.	Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)

14.	Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)
15.	Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)
16.	Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-4 on April 25, 2017 (File No. 333-176870)
17.	Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 27, 2018 (File No. 333-176870)
18.	Incorporated herein by reference to Post-Effective Amendment No. 13 for Form N-4 on April 29, 2019 (File No. 333-176870)
19.	Incorporated herein by reference to Post-Effective Amendment No. 14 for Form N-4 on March 6, 2020 (File No. 333-176870)
20.	Incorporated herein by reference to Post-Effective Amendment No. 16 for Form N-4 on November 2, 2020 (File No. 333-176870)
21.	Filed herewith
22.	To be filed via amendment

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw	President, Chairman of the Board & Chief Executive Officer
Gerald R. Blair[3]	President – Sammons Life Insurance Group
Darron K. Ash	Director
Willard Bunn, III	Director
James Roderick Clark	Director
Thomas Corcoran	Director
George A. Fisk	Director
William D. Heinz	Director
Heather Kreager	Director
Michael M. Masterson	Director

Name and Principal Business Address[1]	Position and Offices with Depositor
William L. Lowe	President – Sammons Institutional Group and Director
Ronovan G. Ottenbacher	President – Sammons Corporate Markets
Teri L. Ross	President – Shared Services
Robert R. TeKolste	President – SIAG and Director
David C. Attaway	Senior Vice President, Chief Financial Officer & Treasurer
Kelly Coomer[3]	Senior Vice President & Chief Information Officer
Anne Cooper	Senior Vice President and Chief Human Resources Officer
Rhonda Elming	Senior Vice President – Annuity Product Development
Brian Hansen	Senior Vice President, General Counsel & Secretary
Eric Y. Lin	Senior Vice President & Corporate Actuary
Donald T. Lyons	Senior Vice President
John D. Melvin	Senior Vice President & Chief Investment Officer
Joseph E. Paul	Senior Vice President – Corporate Markets
Brett Agnew	Vice President and Associate General Counsel – Securities & Corporate Services and Assistant Secretary
Stacy Bagby	Vice President – Sales & Compliance Administration
Marcy Baker	Vice President – Governance & Analysis
Kathleen Bartling[2]	Vice President – Marketing & Customer Experience Life
Neil Berns	Vice President & Chief Strategy Officer-Life
Jamie Beyer[2]	Vice President – Valuation
Bryce A. Biklen	Vice President and Chief Distribution Officer SIAG
Lori L. Bochner	Vice President – Marketing
Gregory J. Bonzagni	Vice President – National Sales
Jackie Cockrum	Vice President – Administration
Timothy Crawford	Vice President & Associate General Counsel-Life & Annuity Operations
Pam Doeppe	Vice President
Linda M. Durman	Vice President – Risk and Asset Liability Management
Daniel Edsen	Vice President – Finance Reporting
Kirk P. Evans	Vice President – Product Development & Risk Management
Christie Goodrich	Vice President – Life Product
Cyndi Hall	Vice President – Chief Compliance Officer
Jeannie Iannello[2]	Vice President – Life New Business & Underwriting
Robert Johnson, Jr.	Vice President – Chief Distribution & Sales Officer MNL
Mark Kalinowski[3]	Vice President – Investment & Hedging Strategies
Marty E. Kennedy	Vice President – Sales Independent Broker Dealer
Richard D. King	Vice President – Strategy, Change Management and Continuous Process Improvement
Tracey E. Knudtson	Vice President – Talent & Organizational Development and HR Business Partner
Craig S. Krimbill	Vice President – Audit
Jai Kuchimanchi[3]	Vice President & Chief Technology Officer
Khen Leuk[3]	Vice President – Annuity Product Management
Brent A. Mardis	Vice President, Chief Risk Officer
Kevin Mechtley	Vice President – Legal & Director Government Affairs
Paul J. Mocarski	Vice President & Chief Information Security Officer
Michael Mock	Vice President – Strategy & Corporate Development
Seth Nailor	Vice President – Agency Services
Nicholas Nelson	Vice President – Centralized Services
Thomas A. Nucaro	Vice President & Chief Tax Officer
Jackson Ode	Vice President – Sales MNL
Cheryl O’Heath[3]	Vice President – Information Technology
Susan B. Osweiler	Vice President – Financial Strategy
Melissa R. Phillips	Vice President – Sales Operations Life
Michael A. Pietig	Vice President – Annuity New Business and Suitability
Jan E. Reiser	Vice President – Information Technology

Name and Principal Business Address[1]	Position and Offices with Depositor
Amy E. Rider	Vice President – Strategic Risk and Mortality Management
Melissa Scheuerman	Vice President – Business & Sales Development
Gary Self[2]	Vice President – Information Technology
Jeffery S. Stout	Vice President – Corporate Actuarial Modeling
Amy E. Teas	Vice President – Associate General Counsel- Litigation & Shared Services
Sarah Theis	Vice President & Chief Strategy Officer
Rachelle Tieszen[2]	Vice President – Total Rewards and HR Business Partner
Carmen Walter	Vice President – Product Development Corporate Markets
Heath C. Williams[2]	Vice President – Information Technology
Pat Glover	Associate Vice President – Financial Reporting
Michael P. Hagan	Associate Vice President – Anti-Money Laundering & Financial Crimes Officer
Theresa B. Kuiper[2]	Associate Vice President – Treasury Operations
Jodi Schultz[2]	Associate Vice President – Finance
Jill Williams[3]	Associate Vice President – Operational Compliance & Chief AML Officer

[1]	Unless noted otherwise, the principal business address for each officer and director is 8300 Mills Civic Parkway, West Des Moines, IA 50266

[2]	One Sammons Plaza, Sioux Falls, SD 57193-9991

[3]	525 W. Van Buren, Chicago, IL 60607

Item 29. Persons Controlled By or Under Common Control With the Depositor or Registrant.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registrant is a segregated asset account of Midland. Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT). Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2021, are:

Name of Parent, Subsidiaries Or Affiliates	Domiciliary Location	If Control is Ownership Provide Percentage
3200 West Twain Holdings I LLC	DE	0.0
5180 CLO LP	DE	0
5180-2 CLO LP	DE	0
550 Capital, Inc.	DE	100.0
AAFT-MSN 29573 Holdco LLC	DE	100.0
AAFT-MSN 29573 Lender LLC	DE	100.0
AAFT-MSN 29573 LLC	DE	100.0
AAFT-MSN 29574 Holdco LLC	DE	100.0
AAFT-MSN 29574 Lender LLC	DE	100.0
AAFT-MSN 29574 LLC	DE	100.0
AAFT-MSN 31163 Holdco LLC	DE	100.0
AAFT-MSN 31163 Lender LLC	DE	100.0
AAFT-MSN 31163 LLC	DE	100.0
AAFT-MSN 31167 Holdco LLC	DE	100.0
AAFT-MSN 31167 Lender LLC	DE	100.0
AAFT-MSN 31167 LLC	DE	100.0
AAFT-MSN 33227 Holdco LLC	DE	100.0
AAFT-MSN 33227 Lender LLC	DE	100.0
AAFT-MSN 33227 LLC	DE	100.0
AAFT-MSN 33229 Holdco LLC	DE	100.0

AAFT-MSN 33229 Lender LLC	DE	100.0
AAFT-MSN 33229 LLC	DE	100.0
AAFT-MSN 33321 Holdco LLC	DE	100.0
AAFT-MSN 33321 Lender LLC	DE	100.0
AAFT-MSN 33321 LLC	DE	100.0
AAFT-MSN 33486 Holdco LLC	DE	100.0
AAFT-MSN 33486 Lender LLC	DE	100.0
AAFT-MSN 33486 LLC	DE	100.0
ABV Holdings, LLC	NC	100.0
AC Storage, LLC	DE	100.0
ACEI Holdco, LLC	DE	100.0
Acsal Holdco LLC	DE	0.0
Advanced Software, LLC	IN	100.0
AECORN, LLC	DE	0.0
AHC Villas Richmond, LLC	TX	70.0
AJ Highland Park Investors, LLC	DE	100.0
AJ Renaissance Place Investors, LLC	DE	100.0
Albemarle Solar Center, LLC	NC	100.0
Albion at Beachwood LLC	DE	50.0
Albion at Evanston Investors I, LLC	DE	100.0
Albion at Evanston, LLC	DE	100.0
Albion at Highland Park, LLC	DE	100.0
Albion at New Forum Member, LLC	DE	100.0
Albion at Oak Park Investors I, LLC	DE	35.0
Albion at Oak Park Member, LLC	DE	100.0
Albion at Oak Park, LLC	DE	100.0
Albion at Palatine, LLC	DE	100.0
Albion at Parklane GP, LLC	DE	100.0
Albion at Parklane Limited Partner, LLC	DE	100.0
Albion at Renaissance Place, LLC	DE	100.0
Albion Columbus 1, LLC	DE	100.0
Albion Columbus Investors 1, LLC	DE	20.0
Albion Construction LLC	DE	100.0
Albion DeVille Member LLC	DE	100.0
Albion HoldCo LLC	DE	100.0
Albion in the Gulch Investors, LLC	DE	100.0
Albion in the Gulch Member, LLC	DE	100.0
Albion in the Gulch, LLC	DE	100.0
Albion Jacobs Highland Park, LLC	DE	100.0
Albion Jacobs Renaissance Place, LLC	DE	100.0
Albion Residential LLC	DE	100.0
Albion WM 1, LLC	DE	100.0
Alternative Fuel Solutions, Inc.	DE	100.0
AMC Investor Holdings LLC	DE	0.0

AmeyBriggs Asset Holdings Limited	GBR	50.0
AmeyBriggs Assets Limited	GBR	100.0
AmeyBriggs Services Holding Limited	GBR	50.0
AmeyBriggs Services Limited	GBR	100.0
Artemis Aircraft Investments, LLC	DE	0.0
ASG Mortgage Investors, LLC	DE	35.3
Asheville Resolution Corporation	DE	100.0
Aspen Solar, LLC	NC	100.0
Asset Consulting Group, LLC	DE	100.0
AT Funding Note Issuer, LLC	DE	0.0
AxiaTP Development, LLC	IN	100.0
AxiaTP Resources, LLC	IN	100.0
Balloo Hire Centre Limited	IRE	100.0
Balloo Hire Limited	IRE	100.0
Balsam Solar, LLC	NC	100.0
Bannagroe Limited	IRE	100.0
BBEP Legacy Holdings, LLC	DE	100.0
BE Finance Limited	GBR	100.0
Beachwood Apartments LLC	DE	100.0
Beacon Capital Management, Inc.	OH	100.0
BellTech Capital, LLC	DE	100.0
Bennington Stark Capital Company, LLC	DE	100.0
Beulah Belle Grazing Association, LLC	WY	100.0
BFC Capital Company, LLC	DE	100.0
Bingham CDO L.P.	CYM	0.0
Biscay GSTF III, LLC	DE	100.0
Blanford Capital Company #1, LLC	CYM	100.0
Blanford Capital Company #10, LLC	CYM	100.0
Blanford Capital Company #11, LLC	CYM	100.0
Blanford Capital Company #12, LLC	CYM	100.0
Blanford Capital Company #13, LLC	CYM	100.0
Blanford Capital Company #14, LLC	CYM	100.0
Blanford Capital Company #15, LLC	CYM	100.0
Blanford Capital Company #16, LLC	CYM	100.0
Blanford Capital Company #17, LLC	CYM	100.0
Blanford Capital Company #18, LLC	CYM	100.0
Blanford Capital Company #19, LLC	CYM	100.0
Blanford Capital Company #2, LLC	CYM	100.0
Blanford Capital Company #20, LLC	CYM	100.0
Blanford Capital Company #21, LLC	CYM	100.0
Blanford Capital Company #22, LLC	CYM	100.0
Blanford Capital Company #23, LLC	CYM	100.0
Blanford Capital Company #24, LLC	CYM	100.0
Blanford Capital Company #25, LLC	CYM	100.0

Blanford Capital Company #26, LLC	CYM	100.0
Blanford Capital Company #3, LLC	CYM	100.0
Blanford Capital Company #4, LLC	CYM	100.0
Blanford Capital Company #5, LLC	CYM	100.0
Blanford Capital Company #6, LLC	CYM	100.0
Blanford Capital Company #7, LLC	CYM	100.0
Blanford Capital Company #8, LLC	CYM	100.0
Blanford Capital Company #9, LLC	CYM	100.0
Bound Brook Capital Corporation	DE	100.0
BRE NC Solar 1, LLC	NC	100.0
Briggs Equipment Ireland Limited	IRE	100.0
Briggs Equipment Mexico, Inc.	DE	100.0
Briggs Equipment UK Limited	GBR	100.0
Briggs Equipment, Inc.	DE	100.0
Briggs Equipment, S.A. de C.V.	MEX	99.0
Briggs Equipment, S.A. de C.V.	MEX	1.0
Briggs International, Inc.	DE	100.0
Briggs UK Holdings, Inc.	DE	100.0
Broadway Solar Center, LLC	NC	100.0
Bronco Media Holdings LLC	DE	0.0
Bronco Media Holdings LLC	DE	0.0
Bronco Media Holdings LLC	DE	0.0
Bronco Media MM LLC	DE	100.0
Cainhoy Land & Timber, LLC	DE	65.5
Campa Funding LLC	DE	0.0
Canal Reinsurance Company	IA	100.0
CardCash Holdings, LLC	DE	0.0
Carmocela Investimentos Imobiliarios e Turisticosm Unipessoal, Lda	PRT	100.0
CCE Funding LLC	DE	100.0
CCI Bethesda SL LLC	DE	100.0
CCI Historic, Inc.	DE	100.0
CCI Residential LLC	DE	100.0
CCI Tysons SL, LLC	DE	100.0
CCI/HTC, Inc.	DE	100.0
Cedar Solar, LLC	NC	100.0
Cedar Springs (Cayman) Ltd.	CYM	100.0
Cedar Springs Capital Company, LLC	DE	100.0
Channel Capital Group Holdings, LLC	DE	38.3
Channel Capital Group LLC	DE	100.0
Chelsea Creek Capital Company, LLC	DE	100.0
Clemina Hydro Power GP Ltd.	BC	100.0
Clemina Hydro Power LP	BC	99.0
Clemina Hydro Power LP	BC	0.01

Collectible Antiquities Company, LLC	DE	100.0
Columbia Mountains Power GP Ltd.	BC	100.0
Columbia Mountains Power LP	BC	99.0
Columbia Mountains Power LP	BC	0.01
Community Investments, Inc.	DE	100.0
Compatriot Capital, Inc.	DE	100.0
Concord Minutemen Capital Company, LLC	DE	100.0
Consolidated Investment Services, Inc.	NV	100.0
Constitution, LLC	DE	100.0
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	99.0
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	1.0
Copper River CLO Ltd.	CYM	0
Corio Funding, LLC	DE	100.0
Corio RR Finance Co., LLC	DE	100.0
Corio RR Finance Co.-2, LLC	DE	100.0
Corio RR Finance-3, LLC	DE	100.0
Corio RR Finance-4, LLC	DE	100.0
Corio RR Funding, LLC	DE	100.0
Cornwall Solar Center, LLC	NC	100.0
Covestre Capital Holdings LLC	DE	100.0
Covestre Capital LLC	DE	100.0
Covestre Capital PropCo-1 LLC	DE	100.0
Covestre Capital PropCo-10 LLC	DE	100.0
Covestre Capital PropCo-11 LLC	DE	100.0
Covestre Capital PropCo-12 LLC	DE	100.0
Covestre Capital PropCo-13 LLC	DE	100.0
Covestre Capital PropCo-14 LLC	DE	100.0
Covestre Capital PropCo-15 LLC	DE	100.0
Covestre Capital PropCo-16 LLC	DE	100.0
Covestre Capital PropCo-17 LLC	DE	100.0
Covestre Capital PropCo-18 LLC	DE	100.0
Covestre Capital PropCo-19 LLC	DE	100.0
Covestre Capital PropCo-2 LLC	DE	100.0
Covestre Capital PropCo-20 LLC	DE	100.0
Covestre Capital PropCo-21 LLC	DE	100.0
Covestre Capital PropCo-22 LLC	DE	100.0
Covestre Capital PropCo-23 LLC	DE	100.0
Covestre Capital PropCo-24 LLC	DE	100.0
Covestre Capital PropCo-25 LLC	DE	100.0
Covestre Capital PropCo-26 LLC	DE	100.0
Covestre Capital PropCo-27 LLC	DE	100.0
Covestre Capital PropCo-28 LLC	DE	100.0

Covestre Capital PropCo-29 LLC	DE	100.0
Covestre Capital PropCo-3 LLC	DE	100.0
Covestre Capital PropCo-30 LLC	DE	100.0
Covestre Capital PropCo-31 LLC	DE	100.0
Covestre Capital PropCo-32 LLC	DE	100.0
Covestre Capital PropCo-33 LLC	DE	100.0
Covestre Capital PropCo-34 LLC	DE	100.0
Covestre Capital PropCo-35 LLC	DE	100.0
Covestre Capital PropCo-36 LLC	DE	100.0
Covestre Capital PropCo-37 LLC	DE	100.0
Covestre Capital PropCo-38 LLC	DE	100.0
Covestre Capital PropCo-39 LLC	DE	100.0
Covestre Capital PropCo-4 LLC	DE	100.0
Covestre Capital PropCo-40 LLC	DE	100.0
Covestre Capital PropCo-5 LLC	DE	100.0
Covestre Capital PropCo-6 LLC	DE	100.0
Covestre Capital PropCo-7 LLC	DE	100.0
Covestre Capital PropCo-8 LLC	DE	100.0
Covestre Capital PropCo-9 LLC	DE	100.0
Crestwood Solar Center, LLC	NC	100.0
Crown Point Capital Company, LLC	DE	100.0
CSCN LLC	DE	0.0
DBI/ASG Advisors, LP	DE	14.0
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4
DC Solutions LLC	DE	100.0
Dement Farm, LLC	NC	100.0
DLPG II Executive, LLC	DE	0.0
DLPG, LLC	DE	100.0
Duplin Solar II, LLC	NC	100.0
Durham Solar, LLC	NC	100.0
E2M Holdings, LLC	DE	30.0
E2M Partners, LLC	DE	100.0
E2M Villas at RPW, LLC	TX	79.3
ELM 2 MM Funding LLC	DE	100.0
ELM 3 MM Funding LLC	DE	100.0
ELM MM LLC	DE	100.0
Elm Solar, LLC	NC	100.0
English Hydro Power GP Ltd.	BC	100.0
English Hydro Power LP	BC	0.01
English Hydro Power LP	BC	99.0
Enterhealth, LLC	TX	21.3
ESA Newton Grove 1 NC, LLC	NC	100.0
ESA Selma NC 1, LLC	NC	100.0
ESA Smithfield 1 NC, LLC	NC	100.0

ETCO C-B LLC	DE	0.0
ETCO C-G LLC	DE	0.0
ETGP-AMZ 1 Venture, LP	DE	97.0
ETGP-AMZ 2 Venture, LP	DE	97.0
ETMF C-B LLC	DE	0.0
ETMF C-G LLC	DE	0.0
ETUR C-B LLC	DE	0.0
ETUR C-G 2 LLC	DE	0.0
ETUR C-G LLC	DE	100.0
ETUR C-G LLC	DE	0.0
FD Orange Beach 859, LLC	DE	100.0
Fitzcarraldo Funding LLC	DE	0.0
Forklift Operations de Mexico, S.A. de C.V.	MEX	99.0
Forklift Operations de Mexico, S.A. de C.V.	MEX	1.0
Forkway (Hire) Limited	GBR	100.0
Forkway Group Limited	GBR	100.0
Forkway Limited	GBR	100.0
Forrestal Portfolios LLC	DE	100.0
Fosthall Creek Power LP	BC	99.0
Franklin Park (Cyprus) Limited	CYP	100.0
GC Deferred Compensation I, LLC	DE	100.0
GC Disbursement Agent, LLC	DE	100.0
GC Orpheus Investors, LLC	DE	21.7
GC Orpheus Investors, LLC	DE	0.0
GC Parent Holdings, LLC	DE	100.0
GC Pilar Golf Investment, LLC	DE	100.0
G-Covestre Capital Holdings LLC	DE	0.0
G-Craton Holdings LLC	DE	0.0
G-Craton MM LLC	DE	100.0
GDP - Pilara Lotes, LLC	DE	100.0
Generation Financial Group LLC	DE	50.0
Generation Financial Group LLC	DE	50.0
Generation Mortgage Company, LLC	CA	100.0
Gerrity Group, LLC	DE	100.0
Gerrity Holdings LLC	DE	40.0
Gerrity Retail Fund 3 Management, LLC	DE	100.0
Gerrity Retail Fund 3, L.P.	DE	40.0
Gerrity Retail Fund 3, L.P.	DE	0.0
Gerrity Retail Fund 3, L.P.	DE	4.3
Gerrity Retail Investors 3, LLC	DE	94.7
Gerrity Retail Partners 3, LLC	DE	100.0
G-Ficus Holdings LLC	DE	0.0
G-Ficus MM LLC	DE	0.0
GFL Access Limited	GBR	100.0

GFL Holdings Limited	GBR	100.0
GFMH, LLC	DE	99.77
GFP Green Inc.	CYM	100.0
GFP Peru Dunas Holdings, Inc.	CYM	100.0
GFPIC, L.P.	CYM	34.5
GFPID, LLC	DE	40.0
GGIC Greenbacker Funding Ltd.	CYM	100.0
GGIC IIP Holdings Ltd.	CYM	100.0
GGIC IIP Holdings, L.P.	CYM	0.0
GGIC IIP Holdings, L.P.	CYM	85.7
GGIC KTI Holdings Ltd.	CYM	100.0
GGIC Manager, LLC	DE	100.0
GGIC, Ltd.	CYM	75.6
GGP Holdco, LLC	DE	100.0
GGP Sponsor Holdings, LLC	DE	100.0
GI Holdco II LLC	DE	100.0
GI Holdco II Sub LLC	DE	100.0
GI Holdco LLC	DE	100.0
GIA Europe Holdings, Ltd.	CYM	100.0
GIBSL SN, LLC	DE	0
GIES Holdco, LLC	DE	0.0
GIES Investment, LLC	DE	0.0
GIES Managing Member, LLC	DE	100.0
GIES, LLC	DE	89.8
GIES, LLC	DE	0.0
GIFM Holdings Trust	DE	100.0
GIFMS Capital Company, LLC	CYM	99.5
GIFMS Capital Company, LLC	CYM	0.0
GIFS Capital Company, LLC	CYM	100
Gila Bend Power Partners, LLC	DE	50.0
GIM GP Ltd.	CYM	100.0
GLAC Holdings, LLC	DE	100.0
GLAC LV Holdings, LLC	DE	99.5
GLAC LV Holdings, LLC	DE	0.0
GM Lansing 824, LLC	DE	100.0
GMI GPIM, LLC	DE	100.0
GMI GPIMH, LLC	DE	100.0
GN Fund I, LLC	FL	100.0
GNP-BA S.R.L.	ARG	95.0
GNP-BA, LLC	FL	100.0
GNP-IC, LLC	DE	100.0
GNP-MR, LLC	ID	100.0
G-One Holdings LLC	DE	0.0
G-One MM LLC	DE	100.0

Gores Guggenheim Inc.	DE	50.0
Gores Guggenheim Sponsor LLC	DE	50.0
GP Feeder Fund Management, LLC	DE	100.0
GP Holdco, LLC	DE	99.5
GP Holdco, LLC	DE	0.0
GP India Opportunities Feeder Fund, LP	CYM	0.0
GPAM Holdings II, LLC	DE	100.0
GPAM Holdings, Inc.	DE	100.0
GPC LIX, LLC	DE	100.0
GPF SMLP, LLC	DE	0.0
GPFT Holdco, LLC	DE	100.0
GPH Funding II, LLC	DE	100.0
GPH Funding II, LLC	DE	100
GPH Holdco, LLC	DE	100.0
GPI Ventures, LLC	DE	100.0
GPIM Holdings VIII, Ltd.	CYM	100.0
GPIMH Sub Holdco, Inc.	DE	100.0
GPIMH Sub, LLC	DE	100.0
G-PIPE LLC	DE	0.0
G-PIPE MM LLC	DE	0.0
GPM: Fundrise, LLC	DE	100
GPM-Center Court, LLC	DE	0.0
G-Prairie LLC	DE	0.0
G-Prairie MM LLC	DE	100.0
G-PUFF 2 LLC	DE	0.0
G-PUFF 2 MM LLC	DE	100.0
G-PUFF LLC	DE	0.0
G-PUFF MM LLC	DE	0.0
Great Bridge Capital Company, LLC	DE	100.0
GRF Special, LLC	DE	0.0
GRF Special, LLC	DE	100.0
GRREP Holdings, LLC	DE	99.5
GRREP Holdings, LLC	DE	0.0
GS Gamma Advisors, LLC	DE	50.0
GS Gamma Investments, LLC	DE	0.0
GS Gamma Management, LLC	DE	50.0
GSA, LLC	DE	100.0
GSFI, LLC	DE	70.0
GSFI, LLC	DE	0.0
GSFI, LLC	DE	30.0
Guggenheim Advisors, LLC	DE	100.0
Guggenheim Alternative Asset Management, LLC	DE	100.0

Guggenheim Capital Management (Asia) Private Limited	IND	99.0
Guggenheim Capital, LLC	DE	36.5
Guggenheim Core Plus Fund, LLC	DE	0.0
Guggenheim Corporate Funding, LLC	DE	100.0
Guggenheim Credit Services, LLC	DE	100.0
Guggenheim Development Services, LLC	DE	100.0
Guggenheim Disbursement Agent, LLC	DE	100.0
Guggenheim Energy LLC	DE	100.0
Guggenheim Energy Opportunities Fund, LP	DE	0.0
Guggenheim Funds Distributors, LLC	DE	100.0
Guggenheim Funds Investment Advisors, LLC	DE	100.0
Guggenheim Funds Services, LLC	DE	100.0
Guggenheim GGP Holdings, LLC	DE	100.0
Guggenheim Global Investments Public Limited Company	IRL	100.0
Guggenheim Global Investments Public Limited Company	IRL	0.0
Guggenheim GN Fund I, Ltd. (fka Guggenheim-Nicklaus Fund I, Ltd.)	FL	89.5
Guggenheim GN Fund I, Ltd. (fka Guggenheim-Nicklaus Fund I, Ltd.)	FL	0.0
Guggenheim GNP, LLC (fka Guggenheim Nicklaus Partners, LLC)	DE	70.0
Guggenheim Golf Properties Investor, LLC	DE	99.5
Guggenheim Golf Properties Investor, LLC	DE	0.0
Guggenheim GPH Holdings, LLC	DE	100.0
Guggenheim High-Yield Fund, LLC	DE	0.0
Guggenheim High-Yield Plus Fund LLC	DE	0.0
Guggenheim High-Yield Plus Fund SPC	CYM	0.0
Guggenheim High-Yield Plus Master Fund SPC	CYM	0.0
Guggenheim Holdco Sub II, LLC	DE	100.0
Guggenheim Insurance Holdco, LLC	DE	100.0
Guggenheim Investment Advisors (Europe) Limited	GBR	100.0
Guggenheim Investment Advisors, LLC	DE	100.0
Guggenheim Investor Services, LLC	DE	100
Guggenheim Investors Fund LLC	DE	0.0
Guggenheim Loan Agent, LLC	DE	100.0
Guggenheim Loan Fund, LLC	DE	0.0
Guggenheim Loan Services Company, Inc.	CA	100.0

Guggenheim Loan Services Company, LLC	DE	100.0
Guggenheim Management, LLC	DE	100.0
Guggenheim Manager, Inc.	DE	100.0
Guggenheim NSA Napoli-Mirabella Trust 2019	DE	0.0
Guggenheim Opportunities Investors I-B, LLC	DE	100.0
Guggenheim Opportunities Investors IV, LLC	DE	100.0
Guggenheim Opportunities Investors V, LLC	DE	100.0
Guggenheim Opportunities Investors VI, LLC	DE	100.0
Guggenheim Partners Advisors, LLC	DE	100.0
Guggenheim Partners Advisory Company	SD	100.0
Guggenheim Partners Europe Limited	IRL	100.0
Guggenheim Partners Fund Management (Europe) Limited	IRL	100.0
Guggenheim Partners Holdings, LLC	DE	100.0
Guggenheim Partners India GP, LLC	DE	33.3
Guggenheim Partners India Holdings, LLC	DE	100.0
Guggenheim Partners India Management, LLC	DE	100.0
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5
Guggenheim Partners Investment Management Holdings, LLC	DE	0
Guggenheim Partners Investment Management, LLC	DE	99.9
Guggenheim Partners Investment Management, LLC	DE	0
Guggenheim Partners Japan, Ltd.	JPN	100.0
Guggenheim Partners Middle East Limited	ARE	100.0
Guggenheim Partners Opportunistic Investment Grade Securities Fund 2015, LLC	DE	0.0
Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC	DE	0.0
Guggenheim Partners Opportunistic Investment Grade Securities Master Fund, Ltd.	CYM	100.0
Guggenheim Partners Opportunistic Investment Grade Securities Private Pensions Fund, LLC	DE	0.0
Guggenheim Partners, LLC	DE	100.0

Guggenheim Payroll Agent, LLC	DE	100.0
Guggenheim Portfolio Company VII, LLC	DE	100.0
Guggenheim Portfolio Company X, LLC	DE	100.0
Guggenheim Premises I, LLC	DE	99.5
Guggenheim Premises I, LLC	DE	0.0
Guggenheim Private Debt Fund 2.0 Managing Member, LLC	DE	100.0
Guggenheim Private Debt Fund 2.0, LLC	DE	0.0
Guggenheim Private Debt Fund 2.0, Ltd.	CYM	0.0
Guggenheim Private Debt Fund 2.0-I, LLC	DE	0.0
Guggenheim Private Debt Fund 3.0 Managing Member, LLC	DE	100
Guggenheim Private Debt Fund Managing Member, LLC	DE	100.0
Guggenheim Private Debt Fund Note Issuer 2.0, LLC	DE	0.0
Guggenheim Private Debt Fund Note Issuer, LLC	DE	0.0
Guggenheim Private Debt Fund Throne Investco, LLC	DE	100.0
Guggenheim Private Debt Fund Throne Investco, LLC	DE	0.0
Guggenheim Private Debt Fund Trinity Investco, LLC	DE	100.0
Guggenheim Private Debt Fund, LLC	DE	0.0
Guggenheim Private Debt Fund, Ltd.	CYM	0.0
Guggenheim Private Debt Master Fund 2.0, LLC	DE	74.6
Guggenheim Private Debt Master Fund 2.0, LLC	DE	12.4
Guggenheim Private Debt Master Fund 2.0, LLC	DE	13.1
Guggenheim Private Debt Master Fund 2.0, LLC	DE	0.0
Guggenheim Private Debt Master Fund, LLC	DE	0.0
Guggenheim Private Debt MFLTB 2.0, LLC	DE	100.0
Guggenheim Real Estate (CA), Inc. (fka Guggenheim Real Estate (CA), Inc. (fka Guggenheim Commercial Real Estate Finance (CA), Inc.)	DE	100
Guggenheim Real Estate, LLC (fka Guggenheim Commercial Restate Finance, LLC)	DE	100
Guggenheim Receivable Financing, LLC	DE	100.0

Guggenheim Retail Real Estate Partners, LLC	DE	100.0
Guggenheim Securities Credit Partners, LLC	DE	100.0
Guggenheim Securities International, Ltd.	GBR	100.0
Guggenheim Securities, LLC	DE	100.0
Guggenheim Services, LLC	DE	99.5
Guggenheim Services, LLC	DE	0.0
Guggenheim SPAC Holdings, LLC	DE	99.5
Guggenheim SPAC Holdings, LLC	DE	0.0
Guggenheim Special Purpose Acquisition Corp. I	CYM	100.0
Guggenheim Transparent Value, LLC	DE	99.5
Guggenheim Transparent Value, LLC	DE	0.0
Guggenheim Treasury Services (Europe) Limited	GBR	100.0
Guggenheim Treasury Services Corporation (N.Y.)	DE	100.0
Guggenheim Treasury Services International Limited	CYM	100.0
Guggenheim Treasury Services, LLC	DE	100.0
Guggenheim Trust Assets, LLC	DE	100.0
Guggenheim-meZocliq Holdings, LLC	DE	100.0
GW Ocean, LLC	DE	50.0
GW Phoenix 799, LLC	DE	100.0
GWM Holdco, LLC	DE	99.5
GWM Holdco, LLC	DE	0.0
Gwynedd Forklifts Limited	GBR	100.0
H2 Fuels, Inc.	DE	100.0
Harrell’s Hill Solar Center, LLC	NC	100.0
Heelstone Energy II, LLC	DE	100.0
Heelstone Energy III, LLC	DE	100.0
Heelstone Energy Investor VI, LLC	DE	1.0
Heelstone Energy Investor VII, LLC	DE	1.0
Heelstone Energy IV, LLC	DE	100.0
Heelstone Energy V, LLC	DE	100.0
Heelstone Energy VI, LLC	DE	100.0
Heelstone Energy VIII, LLC	DE	100.0
Heelstone Energy, LLC	DE	100.0
Heelstone Land Holdings, LLC	DE	100.0
Heestone Energy VII, LLC	DE	100.0
Hesa GSTF V, LLC	DE	100.0
Heyday Insurance Agency	DE	100.0

Highland Solar Center, LLC	NC	100.0
Hiremech Holdings Limited	GBR	100.0
Hiremech Limited	GBR	100.0
Hitec Lift Trucks Limited	GBR	100.0
Hyperscale Funding LLC	DE	0.0
Hyperscale MM Funding LLC	DE	100.0
Hypnos C-B LLC	DE	0.0
Hypnos C-G LLC	DE	0.0
Hypnos Funding LLC	DE	0.0
Hypnos Holdco LLC	DE	0.0
Hypnos MM LLC	DE	100.0
Industrial US Holdings, Inc.	DE	100.0
Innovative Solar 23, LLC	NC	100.0
Internet Radio Funding II, LLC	DE	0.0
Internet Radio Funding, LLC	DE	0.0
IPEX LLC	DE	100.0
IPEX Services, LLC	DE	100.0
Iron Hill CLO Designated Activity Company	IRL	0
I-SAIL, LLC	DE	0
J.B. Plant Hire (Dungannon) Limited	GBR	100.0
J.B. Plant Hire Limited	GBR	100.0
Jasmine Asset Funding Limited	CYM	100.0
Java Acquisition Company 0013, LLC	DE	100.0
Java Acquisition Company 0031, LLC	DE	100.0
JL Ada 1846, LLC	DE	100.0
JL Appleton 980, LLC	DE	100.0
JL Bedford 1458, LLC	DE	100.0
JL Bee Cave 1559, LLC	DE	100.0
JL Beloit 1365, LLC	DE	100.0
JL Bentonville 1412, LLC	DE	100.0
JL Bolivar 1575, LLC	DE	100.0
JL Brownsville 1524, LLC	DE	100.0
JL Cape Girardeau 1502, LLC	DE	100.0
JL Centerton 1337, LLC	DE	100.0
JL Chattanooga 1491, LLC	DE	100.0
JL Chickasha 1476, LLC	DE	100.0
JL Corpus Christi 1454, LLC	DE	100.0
JL Cortlandville 1462, LLC	DE	100.0
JL Cypress 821, LLC	DE	100.0
JL Cypress 894, LLC	DE	100.0
JL Delavan 1363, LLC	DE	100.0
JL Dripping Springs 1369, LLC	DE	100.0
JL El Paso 1537, LLC	DE	100.0
JL El Paso 1542, LLC	DE	100.0

JL El Paso 1546, LLC	DE	100.0
JL Evansville 1459, LLC	DE	100.0
JL Fayetteville 1336, LLC	DE	100.0
JL Flowood 1515, LLC	DE	100.0
JL Fort Oglethorpe 1492, LLC	DE	100.0
JL Fort Worth 1393, LLC	DE	100.0
JL Fort Worth 834, LLC	DE	100.0
JL Frankfort 1460, LLC	DE	100.0
JL Georgetown 1407, LLC	DE	100.0
JL Hamburg 1301, LLC	DE	100.0
JL Huntley 797, LLC	DE	100.0
JL Irondequoit 1252, LLC	DE	100.0
JL Jeffersonville 1440, LLC	DE	100.0
JL Joplin 1391, LLC	DE	100.0
JL Katy 916, LLC	DE	100.0
JL Kyle 1338, LLC	DE	100.0
JL Lake Hallie 1434, LLC	DE	100.0
JL Lexington 1436, LLC	DE	100.0
JL Little Rock 1489, LLC	DE	100.0
JL Louisville 1437, LLC	DE	100.0
JL Machesney Park 1388, LLC	DE	100.0
JL Manitowoc 1257, LLC	DE	100.0
JL Manvel 1255, LLC	DE	100.0
JL Marion 1499, LLC	DE	100.0
JL Mason 1523, LLC	DE	100.0
JL McAlester 1490, LLC	DE	100.0
JL Milwaukee 1397, LLC	DE	100.0
JL Mobile 1536, LLC	DE	100.0
JL New Hartford 1463, LLC	DE	100.0
JL Nicholasville 1389, LLC	DE	100.0
JL Nixa 1386, LLC	DE	100.0
JL Normal 1378, LLC	DE	100.0
JL Normal 1457, LLC	DE	100.0
JL Oconomowoc 1513, LLC	DE	100.0
JL Oshkosh 1465, LLC	DE	100.0
JL Owensboro 1461, LLC	DE	100.0
JL Pharr 1482, LLC	DE	100.0
JL Plover 1320, LLC	DE	100.0
JL Porter 1414, LLC	DE	100.0
JL Princeton 1332, LLC	DE	100.0
JL Radcliff 1569, LLC	DE	100.0
JL Rib Mountain 1319, LLC	DE	100.0
JL Richland 1509, LLC	DE	100.0
JL Rockford 1428, LLC	DE	100.0

JL Romeoville 1318, LLC	DE	100.0
JL Saraland 1552, LLC	DE	100.0
JL Siloam Springs 1448, LLC	DE	100.0
JL Somers 1403, LLC	DE	100.0
JL Spring 1384, LLC	DE	100.0
JL Springdale 1357, LLC	DE	100.0
JL Springfield 1433, LLC	DE	100.0
JL Springfield 1495, LLC	DE	100.0
JL St. Robert 1582, LLC	DE	100.0
JL Sycamore 1379, LLC	DE	100.0
JL Webster 1313, LLC	DE	100.0
JLB 2728 Cedar Springs, LP	TX	30.0
JLB 2728 Cedar Springs, LP	TX	70.0
JLB BUILDERS LLC	TX	100.0
JLB Center Street, LP	TX	70.0
JLB Center Street, LP	TX	30.0
JLB Chapman GP LLC	DE	100.0
JLB Chapman LP	DE	100.0
JLB Chapman LP	DE	100.0
JLB McLean LLC	DE	39.0
JLB McLean LLC	DE	21.9
JLB McLean Partners LP	DE	65.7
JLB Partners LLC	DE	40.0
JLB Portales Partners LLC	DE	50.0
JLB Portales Partners Mgr L.P.	TX	23.9
JLB Portales Partners Mgr L.P.	TX	76.1
JLB REALTY LLC	TX	100.0
JLB RESIDENTIAL LLC	TX	100.0
JLB Stafford Land LP	TX	100.0
JLB Stafford Phase I GP LLC	TX	100.0
JLB Stafford Phase I L.P.	TX	70.0
JLB Stafford Phase I L.P.	TX	30.0
JLB Stafford Phase I L.P.	TX	0.0
JLB Stafford Phase Two GP LLC	TX	100.0
JLB Stafford Phase Two L.P.	TX	85.0
JLB Stafford Phase Two L.P.	TX	15.0
JLB Stafford Phase Two L.P.	TX	0.0
JLB West Paces Phase I GP LLC	TX	100.0
JLB West Paces Phase I L.P.	TX	80.0
JLB West Paces Phase I L.P.	TX	19.0
JLB West Paces Phase I L.P.	TX	1.0
JLB Winhall, LP	TX	70.0
JLB Winhall, LP	TX	30.0
JLSB Fort Smith 1405, LLC	DE	100.0

JLx3, LLC	DE	61.1
K Launch, LLC	IN	100.0
K2 Development, LLC	DE	100.0
KDC HoldCo LLC	DE	25.0
KDC Real Estate JV I Controlling GP LLC	DE	25.0
KDC Real Estate JV I General Partner LP	DE	48.5
KDC Real Estate JV I General Partner LP	DE	0.0
KDC Real Estate JV I LP	DE	48.4
KDC Real Estate JV I LP	DE	0.2
KDC Real Estate JV I Operating LLC	DE	100.0
KDC Real Estate JV I REIT LLC	DE	100.0
KDC Real Estate JV I REIT LLC	DE	0.0
KDC Real Estate JV I REIT Manager LLC	DE	25.0
Kemps Landing Capital Company, LLC	DE	100.0
Kenansville Solar Farm, LLC	NC	100.0
Kennecott Funding Ltd.	CYM	0
Kerauno Holdings, LLC	IN	34.0
Kips Bay Capital Company #2, LLC	CYM	100.0
Kips Bay Capital Company #4, LLC	CYM	100.0
Lafayette Solar I, LLC	NC	100.0
Lansing 824 Retail, LLC	DE	100.0
Laois Hire Services Limited	IRE	100.0
Laramie Wind LLC	WY	100.0
Laurinburg Solar, LLC	NC	100.0
LAV MP Holding, LLC	DE	100.0
Legacy Capital Company, LLC	DE	100.0
Legacy KDC Holdings, LLC	DE	35.6
Lexington Parker Capital Company, L.L.C.	DE	100.0
Liberty Hampshire Holdings, LLC	DE	99.5
Liberty Hampshire Holdings, LLC	DE	0.0
Links GKPL Holdco, LLC	DE	100.0
Links GPJL Holdco, LLC	DE	100.0
Links Holdings LLC	DE	99.5
Links Holdings LLC	DE	0.0
Links Holdings, Inc.	DE	100.0
Lionel Investors LLC	DE	44.0
Lionel Investors LLC	DE	0.0
Littlefield Solar Center, LLC	NC	100.0
Longhorn Trail Ranch II, Ltd.	TX	40.0
Magma WCFF II Ltd.	CYM	0
MERLIN Series 2015-A LLC	DE	0.0
MERLIN Series 2015-B LLC	DE	0.0
MERLIN Series 2015-C LLC	DE	0.0
Metric Finance Acquisition Corp. I	DE	100.0

Metric Finance Acquisition Corp. II	CYM	100.0
Metric Finance Acquisition Corp. III	CYM	100.0
Metric Finance Acquisition Corp. IV (fka Bound Brook Capital Corporation)	DE	100
Metric Finance Holdings I, LLC	DE	100.0
Metric Finance Holdings II, LLC	DE	100.0
Metric Finance Holdings III, LLC	DE	100.0
Metric Finance TopCo, LLC	DE	99.5
Metric Finance TopCo, LLC	DE	0.0
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	99.0
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	1.0
meZocliq LLC	DE	41.9
Midland National Life Insurance Company	IA	100.0
Midway Wind, LLC	DE	100.00
MNL Reinsurance Company	IA	100.0
Molly Aida Funding LLC	DE	0.0
Montacargas Yale de Mexico, S.A. de C.V.	MEX	99.0
Montacargas Yale de Mexico, S.A. de C.V.	MEX	1.0
Moore’s Creek Capital Corporation	DE	100.0
Morgan Farm, LLC	NC	100.0
Morrow Park City Apartments LLC	DE	34.3
Morrow Park City Apartments LLC	DE	65.7
Morrow Park Holding LLC	DE	50.0
My Financial Freedom LLC	DE	100.0
Mylo, LLC	MO	34.2
Nashville Farms, LLC	NC	100.0
National Brand Investors I, LLC	DE	0.0
NC Lincolnshire 624, LLC	DE	100.0
NC Little Rock 642, LLC	DE	100.0
NC Naperville 623, LLC	DE	100.0
NE Lewiston 820, LLC	DE	100.0
New Forum Apartments JV Investors, LLC	DE	10.0
New Forum Owner LLC	DE	100.0
Nextgen Re Holdings, LLC	DE	100.0
Nishhen Denshi Limited	GBR	100.0
Nominee Holding Company, LLC	DE	100.0
North American Company for Life and Health Insurance	IA	100.0
North Carolina Solar III, LLC	NC	100.0
Northern Forklift (Scotland) Limited	GBR	100.0
NZC Guggenheim Fund Limited	CYM	0.0
NZC Guggenheim Fund LLC	DE	0.0

NZC Guggenheim Master Fund Limited	CYM	0.0
NZCG Feeder 1, L.P.	CYM	0.0
NZCG Funding LLC	DE	100.0
NZCG Funding Ltd.	CYM	100.0
Optimus Funding Company, LLC	DE	100.0
Orinoco Funding LLC	DE	0.0
Orpheus Funding LLC	DE	0
Orpheus Holdings LLC	DE	0.0
Otter, Inc.	OK	100.0
Parkway Mortgage, Inc.	DE	100.0
Pathfinder Bison Bend, LLC	WY	100.0
Pathfinder Buzzard Bird Ranch, LLC	WY	100.0
Pathfinder Cardwell Access Ranch, LLC	WY	100.0
Pathfinder Cardwell Ranch, LLC	WY	100.0
Pathfinder Dumbell Ranch, LLC	WY	100.0
Pathfinder Land and Ranch Management, LLC	WY	100.0
Pathfinder Miracle Mile Ranch, LLC	WY	100.0
Pathfinder Pathfinder Ranch, LLC	WY	100.0
Pathfinder Perkins Ranch, LLC	WY	100.0
Pathfinder Ranches, LLC	WY	100.0
Pathfinder Renewable Wind Energy, LLC	WY	100.0
Pathfinder Sand Creek, LLC	WY	100.0
Pathfinder Stewart Creek Ranch, LLC	WY	100.0
Pathfinder Sun Ranch, LLC	WY	100.0
Pathfinder Two Iron Ranch, LLC	WY	100.0
Pent House Associates	DE	100.0
Pilar Holdings, LLC	FL	0.0
Pilar Holdings, LLC	FL	0.0
Pilara Lotes II, LLC	DE	100.0
PLIC Holdings, LLC	DE	100.0
PLUS Funding IV, LLC	DE	0.0
PR Holdings Inc.	DE	100.0
Promenade Funding LLC	DE	0.0
Promenade Holdco LLC	DE	0.0
Promenade MM LLC	DE	100.0
Promenade-C 2 LLC	DE	0.0
Property Disposition, Inc.	DE	100.0
PV Project Holdings I, LLC	NC	100.0
PV Project Holdings II, LLC	NC	100.0
PV Project Holdings III, LLC	NC	100.0
PV Project Holdings IV, LLC	NC	90.0
PV Project Holdings IV, LLC	NC	10.0
PV Project Holdings IV, LLC	NC	100.0

PV Project Holdings V, LLC	NC	100.0
PV Project Holdings V, LLC	NC	0.0
PV Project Lessee IV, LLC	NC	1.0
PV Project Lessee V-2015, LLC	DE	0.0
Raeford Farm, LLC	NC	100.0
Red Hill Solar Center, LLC	NC	100.0
Red Toad 1425 A Powatan Road, LLC	NC	100.0
Relationship Funding (Cayman) Ltd.	CYM	100.0
REST, LLC	DE	0.0
Retail Investors III, LLC	DE	0.0
Ridgefield Funding Company, LLC	DE	100.0
Rio Bravo Wind Capital, LLC	DE	100.0
Rio Bravo Wind Holdings, LLC	DE	100.0
Rio Bravo Wind Renewables, LLC	DE	100.0
Rio Bravo Windpower, LLC	DE	100.0
Rockingham Solar, LLC	NC	100.0
Rosales Funding LLC	DE	17.0
Rosales Funding LLC	DE	76.5
Rosales Funding LLC	DE	0.0
Rosales Holdco LLC	DE	0.0
Rydex Holdings, LLC	KS	100.0
SAGE Assets, Inc.	DE	100.0
SAIL 4 Finance, LLC	DE	0.0
SAIL 4 VFN NOTE ISSUER, LLC	DE	0
SAILES 4-O, LLC	DE	0.0
SAILS-3, LLC	DE	0.0
Samarcand Solar Farm, LLC	NC	100.0
Sammons BW, Inc.	DE	100.0
Sammons CAES Holdings, LLC	DE	100.0
Sammons Capital, Inc.	DE	100.0
Sammons Corporation	DE	100.0
Sammons Distribution Holdings, Inc.	DE	100.0
Sammons Energy Storage Holdings LLC	WY	100.0
Sammons Enterprises, Inc.	DE	100.0
Sammons Equity Alliance, Inc.	DE	100.0
Sammons Financial Group, Inc.	DE	100.0
Sammons Financial Network, LLC	DE	100.0
Sammons Industrial, Inc.	DE	100.0
Sammons Infrastructure, Inc.	DE	100.0
Sammons Institutional Group, Inc.	DE	100.0
Sammons Power Development, Inc.	DE	100.0
Sammons Renewable Energy Canada Holdings Inc.	BC	100.0
Sammons Renewable Energy Holdings, Inc.	DE	100.0

Sammons Securities, Inc.	DE	100.0
Sands Point Funding Ltd.	CYM	0
Sandy Point Capital Company, LLC	DE	100.0
Saratoga (Cayman), Ltd.	CYM	100.0
Saratoga Springs Capital Company, LLC	DE	100.0
SBTree, Inc.	DE	100.0
SC-H Sellersburg 1373, LLC	DE	100.0
SE Napa 1279, LLC	DE	100.0
SE Orangevale 1223, LLC	DE	100.0
SE Sacramento 1224, LLC	DE	100.0
SE Stockton 1394, LLC	DE	100.0
SE Union City 1247, LLC	DE	100.0
Security Investors, LLC	KS	100.0
Serpentine Hydro Power GP Ltd.	BC	100.0
Serpentine Hydro Power LP	BC	99.0
Serpentine Hydro Power LP	BC	0.01
Seven Sticks CLO Ltd.	CYM	0
Seven Sticks, LLC	SC	100.0
SFG Bermuda, LTD	BM	100.0
SFG Tenura, LLC	DE	100.0
Shelby Randolph Road Solar I, LLC	NC	100.0
SID Solar I, LLC	NC	100.0
Silver Sustainable Solutions Corp. (fka GPH Funding I, LLC)	DE	100.0
Silver Sustainable Solutions Corp. (fka GPH Funding I, LLC)	DE	79.76
Silverstone Bethesda Owner, LLC	DE	100.0
Silverstone Bethesda, LP	DE	85.0
Silverstone Tysons Owner, LLC	DE	100.0
Silverstone Tysons, LP	DE	85.0
SitePro Rentals, Inc.	DE	100.0
Ski Partners II, LLC	DE	32.8
Ski Partners, LLC	DE	32.7
SLBCA Developer LLC	DE	50.0
SLBCA Developer LLC	DE	50.0
SLBCA Holding LLC	DE	90.0
SLBCA Holding LLC	DE	10.0
SLBCA Tenant LLC	DE	0.001
SLBCA Tenant LLC	DE	99.999
Solberg Reinsurance Company	IA	100.0
Solent Forklift Trucks Limited	GBR	100.0
Soo Line Building City Apartments LLC	DE	85.0
Soo Line Building City Apartments LLC	DE	15.0
South Blacktree Agency, LLC	DE	100.0

Southside Works City Apartments LLC	DE	10.0
Southside Works Holding LLC	DE	50.0
SP Land Company, LLC	DE	80.0
SRE Blocker #1, Inc.	DE	100.0
SRE Blocker #2, Inc.	DE	100.00
SRE Blocker #3, Inc.	DE	100.00
SRE Blocker #4, Inc.	DE	100.0
SRE Blocker #5, Inc.	DE	100.0
SRE Blocker #6, Inc.	DE	100.0
SRE Blocker #7, Inc.	DE	100.0
SRE Blocker #8, Inc.	DE	100.0
SRE DevCo, Inc.	DE	100.0
SRE Focalpoint Holdings, Inc.	DE	100.0
SRE Focalpoint Member, LLC	DE	100.0
SRE Hydro Canada Corp	BC	100.0
SRE Hydro Canada General Services Ltd.	BC	100.0
SRE Hydro DevCo, Inc.	DE	100.0
SRE Midway HoldCo LLC	DE	100.00
SRE Midway Member LLC	DE	100.00
SRE OpCo, Inc.	DE	100.0
SRE Solar OpCo, Inc.	DE	100.0
SRE Utility Solar 1, LLC	DE	100.0
SRE Wind OpCo Inc.	DE	100.00
SRE/Franklin Park Focalpoint, LLC	DE	99.5
SRE/Franklin Park Hydro Canada-1, LLC	DE	99.5
SRE/Franklin Park Midway LLC	DE	99.50
SRE/Franklin Park Rio Bravo, LLC	DE	99.50
SRE/Franklin Park Utility Solar 1, LLC	DE	99.5
SRK Holdings, LLC	NC	100.0
Stellar Funding, Ltd.	CYM	0
Stewart Creek Grazing Association, LLC	WY	50.0
Stewart Creek Grazing Association, LLC	WY	50.0
Stonebriar JL Henrietta 1273, LLC	DE	100.0
Stonebridge Investors III, LLC	DE	100.0
Sweetgum Solar, LLC	NC	100.0
Sweetwater River Conservancy Bald and Golden Eagle Bank, LLC	WY	100.0
Sweetwater River Conservancy Greater Sage-Grouse Habitat Bank, LLC	WY	100.0
Sweetwater River Conservancy Wetland Mitigation Bank, LLC	WY	100.0
Sweetwater River Conservancy, LLC	WY	100.0
Sync Storage Solutions, Inc.	DE	100.0
TCFBK Richton Park 866, LLC	DE	100.0

TEK Financial, LLC	DE	99.5
TEK Financial, LLC	DE	0.0
The Liberty Hampshire Capital Company, LLC	DE	100.0
The Liberty Hampshire Company, LLC	DE	100.0
Thomas Creek Capital Corporation	DE	100.0
Thomas Weisel India Opportunity Fund, L.P.	DE	0.0
TLEXP Ellisville 926, LLC	DE	100.0
TLEXP Kansas City 1250, LLC	DE	100.0
TLEXP Overland Park 978, LLC	DE	100.0
TLEXP St. Peters 1200, LLC	DE	100.0
TLEXP St. Peters 899, LLC	DE	100.0
Toledo-MNG, LLC	DE	90.6
Toledo-SLS, LLC	DE	90.6
Transparent Value Private Limited	IND	100.0
Transparent Value, L.L.C.	DE	100.0
Two Crosses Grazing Association, LLC	WY	25.0
Two Crosses Grazing Association, LLC	WY	25.0
Two Crosses Grazing Association, LLC	WY	25.0
Two Crosses Grazing Association, LLC	WY	25.0
Ulmus Funding LLC	DE	17
Ulmus Funding LLC	DE	76.5
Ulmus Funding LLC	DE	0.0
Ulmus Holdco LLC	DE	0.0
Valcour Bay Capital Company, LLC	DE	100.0
Van Slyke Solar Center, LLC	NC	100.0
Venice GSTF I, LLC	DE	100.0
VG ECU Holdings LLC	DE	100.0
VG Morrow Park Capital LLC	DE	84.8
VG Morrow Park Capital LLC	DE	15.2
VGH Credit LLC	DE	100.0
VGH/Dallas LLC	DE	70.0
Village Green Communications LLC	DE	100.0
Village Green Holding LLC	DE	100.0
Village Green Management Company LLC	DE	100.0
Village Green Management Company of Illinois LLC	DE	100.0
Village Green Management Company of North Carolina LLC	DE	100.0
Village Green Management Company of Pennsylvania LLC	DE	100.0
Washington Lee Capital Company, LLC	DE	100.0
Washington Morgan Capital Company, LLC	DE	100.0

West Coast QSR Acquisitions, LLC	DE	100.0
White Oak Guggenheim Feeder Fund, LLC	DE	29.2
White Oak Guggenheim Feeder Fund, LLC	DE	0.0
White Plains Capital Company, LLC	DE	100.0
Woodbine Legacy Holdings, LLC	DE	42.1
Woodbine Legacy Holdings, LLC	DE	42.1
Woodbine Legacy Investment Partners, LP	DE	45.7
Woodbine Legacy Pref Partners, LP	DE	42.1
Wooden Rifle Grazing Association, LLC	WY	20.0
Wooden Rifle Grazing Association, LLC	WY	20.0
Wooden Rifle Grazing Association, LLC	WY	20.0
Wooden Rifle Grazing Association, LLC	WY	20.0
Wooden Rifle Grazing Association, LLC	WY	20.0
York Road Solar I, LLC	NC	100.0
ZV Solar 3, LLC	NC	100.0

Item 30. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.

Item 31b. Principal Underwriters

The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 8300 Mills Civic Parkway, West Des Moines, IA 50266	President

Holley Taylor 8300 Mills Civic Parkway, West Des Moines, IA 50266	Chief Compliance Officer - Broker Dealer

Arlen Dykhuis 8300 Mills Civic Parkway, West Des Moines, IA 50266	Financial Operations Principal

Brett Agnew 8300 Mills Civic Parkway, West Des Moines, IA 50266	Corporate Secretary

Theresa B. Kuiper One Sammons Plaza Sioux Falls, SD 57196	Associate Vice President

Item 31c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$18,928,393	$0	$0	$5,703,165

*	Represents commissions paid on the LiveWell Variable Annuity and the Legacy Variable Annuity.
**	Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract and the Legacy Variable Annuity contract under Separate Account C.

Item 32. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 8300 Mills Civic Parkway, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

Item 33. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 34. Fee Representation

Midland National Life Insurance Company represents that all fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Undertakings

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this Form will be delivered promptly upon written or oral request.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, and State of Iowa, on this twenty second day of February, 2022.

BY:	MIDLAND NATIONAL LIFE SEPARATE
ACCOUNT C (REGISTRANT)

Attest:	*	By:	*
ESFANDYAR E. DINSHAW
Chairman of the Board

		By:	MIDLAND NATIONAL LIFE
INSURANCE COMPANY (DEPOSITOR)

Attest:	*	By:	*
ESFANDYAR E. DINSHAW
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title

/s/ * ESFANDYAR E. DINSHAW	President, Chairman of the Board of Directors, Chief Executive Officer (Principal Executive Officer)

/S/ * DAVID C. ATTAWAY	Senior Vice President & Chief Financial Officer (Principal Financial & Accounting Officer)

/s/ * DARRON K. ASH	Director

/S/ * WILLARD BUNN, III	Director

/S/ * JAMES RODERICK CLARK	Director

/S/ * THOMAS CORCORAN	Director

/S/ * GEORGE A. FISK	Director

/S/ * WILLIAM D. HEINZ	Director

/S/ * HEATHER KREAGER	Director

/S/ * WILLIAM L. LOWE	Director

/S/ * MICHAEL M. MASTERSON	Director

/S/ * ROBERT R. TEKOSTE	Director

*BY:	/s/ Brett Agnew	Date: February 22, 2022
Brett Agnew
Attorney-in-Fact
Pursuant to Power of Attorney

Registration No. 333-176870

Post-Effective Amendment #19

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit

27(3)(a)	Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network

27(11)(a)	Opinion and Consent of Counsel

27(11)(b)	Power of Attorney

27(12)(a)	Consent of Carlton Fields, P.A.

27(13)	Form of Initial Summary Prospectus